                                                      Registration No. 2-11052
                                                              File No. 811-490

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. _____
[   ]

Post-Effective Amendment No. 91                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 48                                                           [X]

                        OPPENHEIMER EQUITY FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

------------------------------------------------------------------------------
            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

------------------------------------------------------------------------------
                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

------------------------------------------------------------------------------
                             Robert G. Zack, Esq.
------------------------------------------------------------------------------
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[]    Immediately upon filing pursuant to paragraph (b)
[   ] On ____________ pursuant to paragraph (b)
[]    60 days after filing pursuant to paragraph (a)(1)
[X]   On April 29, 2005 pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] On                            pursuant to paragraph (a)(2) of Rule 485
         --------------------------

If appropriate, check the following box:

[   ]                                 This      post-effective       amendment
designates  a  new  effective  date  for  a  previously  filed  post-effective amendment.

Oppenheimer
Equity Fund, Inc.

Prospectus dated April___, 2005

                                          Oppenheimer    Equity   Fund,   Inc.
                                          (formerly  named Total  Return Fund,
                                          Inc.) is a mutual  fund  that  seeks
                                          high  total  return.  It  emphasizes
                                          investment   in  common   stocks  of
                                          medium   and  large   capitalization
                                          companies.
                                          This Prospectus  contains  important
                                          information    about   the    Fund's
                                          objective,    and   its   investment
                                          policies,  strategies and risks.  It
                                          also contains important  information
                                          about how to buy and sell  shares of
                                          the   Fund   and    other    account
                                          features.     Please    read    this
                                          Prospectus   carefully   before  you
                                          invest   and  keep  it  for   future
                                          reference about your account.
As  with  all  mutual   funds,   the
Securities  and Exchange  Commission
has not approved or disapproved  the
Fund's   securities   nor   has   it
determined  that this  Prospectus is
accurate  or   complete.   It  is  a
criminal    offense   to   represent
otherwise.

CONTENTS

            ABOUT THE FUND
------------------------------------------------------------------------------

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks high total return.

WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly  in equity securities  for the  purpose of seeking  capital  appreciation.  The Fund will invest (as a  non-fundamental  policy),  under normal  market  conditions,  at least 80% of its net assets, plus borrowings used for investment purposes,  in equity  securities.  This  policy  will not be changed  without  providing  at least 60 days  written  notice to  shareholders.  In addition to  investing in equity  securities,  the Fund  may also  invest  in debt  securities  when the portfolio  managers believe that doing so will be beneficial in obtaining high total return.  Under normal market  conditions  the Fund invests  primarily in medium  and  large-capitalization  stocks,  defined  as $2.5  billion or more, however  the Fund may invest in stocks of  small-cap  companies  to the extent the Manager deems appropriate.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities for purchase or sale by the Fund,  the Fund's  portfolio managers use an  investment  process that  combines  both "value" and "growth"
investment styles.  They use a value strategy to find issuers whose securities are  believed to be  undervalued  in the  marketplace,  in relation to factors such as the  ratio of the  stock's  price to the  issuer's  earnings.  A lower price/earnings  ratio would suggest an undervalued  stock. A growth  investing style  encompasses  a search for  companies  whose  stock price is expected to increase  at a greater  rate than the  overall  market.  These  issuers may be entering a growth phase,  marked by increases in earnings,  sales, cash flows, or other  factors,  which  suggest  that the stock may  increase in value over time.

      The  portfolio  managers  construct  the  portfolio  using a "bottom up"
approach,  focused on the  fundamental  prospects of individual  companies and issuers,  rather than on broad economic  trends  affecting  entire markets and industries.  The portfolio  managers  focus on factors that may vary over time and in particular cases. Currently they look for:

o     Individual  stocks  that  are  attractive  based  on  fundamental  stock analysis and company characteristics;
o     Growth  stocks  having high  earnings  potential  and earnings and sales momentum;
o     Value stocks with compelling long-term business prospects.

      The  portfolio  managers  monitor  individual  issuers  for  changes  in business  fundamentals and valuation.  The existence of these changes in a  particular  case may  trigger a decision to sell the  security.  This approach may change over time.

WHO IS THE FUND  DESIGNED  FOR?  The Fund is designed  for  investors  seeking total investment  return from capital  appreciation  over the long term. Those investors  should be  willing to assume the risks of  short-term  share  price fluctuations  that  are  typical  for  a  moderately  aggressive  fund  having substantial  investments  in  stocks.  Since  the  Fund's  income  level  will fluctuate,  it is not  designed  for  investors  needing an  assured  level of current  income.  Because of its focus on  long-term  growth,  the Fund may be appropriate  for  retirement  plans.  The  Fund is not a  complete  investment program.

Main Risks of Investing in the Fund

All investments  have some degree of risk. The Fund's  investments are subject to changes in their value from a number of factors,  described below. There is also the risk that poor security  selection by the Manager will cause the Fund to underperform other funds having similar objectives.

      Changes in the overall  market prices of securities  and the income they pay can occur at any  time.  The share  price of the Fund  will  change  daily based on changes in market  prices of  securities,  which may be  affected  by market conditions and other economic events.

      RISKS OF  INVESTING  IN STOCKS.  Stocks  fluctuate  in price,  and their short-term  volatility  at times  may be  great.  Because  the Fund  typically invests a substantial  portion of its assets in common stocks and other equity securities,  the value of the Fund's  portfolio will be affected by changes in the stock  markets.  Market  risk will  affect the Fund's net asset  value per share,  which will fluctuate as the values of the Fund's portfolio  securities change.

      A variety of factors can affect the price of a particular  stock and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different stock markets may behave differently from each
other.   In  particular,   because  the  Fund  currently   focuses  its  stock
investments in U.S. issuers,  it will be primarily affected by changes in U.S.
stock markets.

      Additionally,  stocks  of  issuers  in  a  particular  industry  may  be affected  by  changes in  economic  conditions,  or by  changes in  government regulations,  availability  of basic  resources or  supplies,  or other events that  affect  that  industry  more than  others.  To the extent  that the Fund increases the relative  emphasis of its investments in a particular  industry, its share values may fluctuate in response to events affecting that industry.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against  the  issuer,  or  changes in  government  regulations  affecting  the issuer. The Fund can invest in securities of large- and medium-size  companies but it can also buy stocks of small  companies,  which may have more  volatile stock prices than stocks of larger companies.

      RISKS OF GROWTH STOCKS.  Stocks of growth companies,  particularly newer or smaller  capitalization  companies,  may offer  opportunities  for  greater capital  appreciation  but  may be  more  volatile  than  and  not as  readily marketable as stocks of larger, more established  companies.  If the company's earnings growth or stock price fails to increase as expected,  the stock price of a growth company may decline sharply.

      RISKS OF VALUE  INVESTING.  In using a value investing  style,  there is the risk that the market will not recognize that the  securities  selected are undervalued  and they  might not  appreciate  in value in the way the  Manager anticipates.

      HOW RISKY IS THE FUND OVERALL?  The risks described  above  collectively form the  overall  risk  profile  of the Fund and can  affect the value of the
Fund's  investments,  its investment  performance and the price of its shares.
Particular  investments and investment strategies also have risks. These risks mean that you can lose money by  investing  in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      In the short term,  the stock markets can be volatile,  and the price of the Fund's shares will go up and down. In the OppenheimerFunds  spectrum,  the
Fund is generally  more  aggressive  than funds that invest in both stocks and bonds or  investment  grade debt  securities,  but may be less  volatile  than small-cap and emerging markets stock funds.

------------------------------------------------------------------------------
An  investment  in the Fund is not a deposit of any bank and is not insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

As of December  31, 2004,  the  year-to-date  return  before taxes for Class A shares  was % and the  highest  return  (not  annualized)  before  taxes for a calendar  quarter  was  _____%  (__th  Qtr  __)  and the  lowest  return  (not annualized) before taxes for a calendar quarter was____% (___rd  Qtr ____).

-------------------------------------------------------------------------------------

Average Annual Total Returns                        5 Years            10 Years
for    the    periods    ended                    (or life of        (or life of
December 31, 2004                  1 Year       class, if less)    class, if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception
10/2/47)                              %                %                  %
  Return Before Taxes                 %                %                  %
  Return After Taxes on
  Distributions                       %                %                  %
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
-------------------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses
or taxes)                             %                %                  %1
-------------------------------------------------------------------------------------
Class  B   Shares   (inception        %                %                  %
5/3/93)
-------------------------------------------------------------------------------------
Class  C   Shares   (inception        %                %                  %
8/29/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  N   Shares   (inception        %                %                 N/A
3/1/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y   Shares   (inception        %                %                  %
6/1/94)
-------------------------------------------------------------------------------------
1  From 12/31/93.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2%  (5-year);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There is no sales charge for Class Y shares.  Because  Class B shares convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance of the Fund's Class A shares is compared to the S&P 500 Index,  an unmanaged  index  of  equity  securities  that  is a  measure  of the  general
domestic  stock  market.  The  index  performance  includes   reinvestment  of
income but does not reflect  transaction costs,  fees,  expenses or taxes. The
Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31,
2004.

-----------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                           Class A      Class B   Class C    Class N    Class Y
                             Shares     Shares      Shares     Shares     Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge         5.75%       None        None       None       None
(Load) on purchases (as %
of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the original    None1        5%2        1%3        1%4        None
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                           Class A    Class B      Class C   Class N      Class Y
                             Shares     Shares     Shares      Shares     Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                %          %           %          %          %
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or            %          %           %          %
Service (12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                 %          %           %          %          %
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating         %          %           %          %          %
Expenses
----------------------------------------------------------------------------------

Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The  Transfer  Agent  has  voluntarily  undertaken  to the Fund to  limit  the transfer  agent fees to 0.35% of average  daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time without notice to  shareholders.  For the Fund's fiscal year ended  December 31, 2003, the  transfer  agent  fees did not  exceed the  expense  limitation  described above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares                 $             $             $           $1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class Y Shares                 $             $             $           $
------------------------------------------------------------------------------

------------------------------------------------------------------------------
If shares are not           1 Year        3 Years       5 Years     10 Years
redeemed:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares                 $             $             $           $1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares                 $             $             $           $
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class Y Shares                 $             $             $           $
------------------------------------------------------------------------------
In the first  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N  contingent  deferred  sales charges.  In the  second  example,  the  Class A  expenses  include  the sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent  deferred  sales  charges.  There are no sales  charges  on Class Y shares.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses since  Class B shares  automatically  convert  to Class A shares  72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The composition of the
Fund's  portfolio  among  different  types of investments  will vary over time based on the Manager's  evaluation of economic and market  trends.  The Fund's portfolio  might not always include all of the different  types of investments described  below.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

      The Manager  tries to reduce risks by carefully  researching  securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its  investments,  that is, by not holding a substantial percentage  of the stock of any one company and by not  investing  too great a percentage  of the Fund's assets in any one company.  Also,  the Fund does not concentrate 25% or more of its investments in any one industry.

Stocks  and  Other  Equity  Investments.   Equity  securities  include  common
      stocks,  preferred  stocks and debt securities  convertible  into common stock.  The Fund's  equity  investments  can include  interests  in real estate investment  trusts.  Those securities may be sensitive to changes in  interest  rates,  and  because  the real  estate  market can be very
      volatile  at  times,   the  prices  of  those   securities   may  change
      substantially.   Because  total  return  has  two  components,   capital
      appreciation and income,  the Manager might select stocks that offer the potential for either or both of those elements.

      While many  convertible  securities  are debt  securities,  the  Manager considers  some  of  them  to be  "equity  equivalents"  because  of the conversion  feature.  In that case their  rating has less  impact on the investment decision than in the case of other debt securities.  However, they are subject to credit risks,  discussed below in "Debt Securities,"
      and interest rate risk.  These securities might be selected for the Fund because they offer the ability to participate in stock market  movements while offering some current income.  Preferred  stocks,  while a form of equity  security,  typically  have a fixed dividend that may cause their prices to behave more like those of debt securities.

o     Growth  Stocks.  The  Manager  focuses  on  mid-  and  large-cap  growth companies  which are more  established  than smaller  companies.  Growth companies,  for  example,  may be  developing  new products or services, such as companies  in the  technology  sector,  or they may be expanding into new markets for their  products,  such as  companies  in the energy sector.  Newer  growth  companies  tend to retain a large  part of their earnings for research,  development  or  investment  in capital  assets.
      Therefore,  they do not tend to emphasize  paying  dividends and may not pay any  dividends  for some time.  If they are  selected for the Fund's portfolio,  it is because  the Manager  believes  the price of the stock will increase over time.

o     Value   Stocks.   These  are  stocks  that  appear  to  be   temporarily
      undervalued,  by various measures such as price/earnings  ratios.  Value investing  seeks  stocks with prices that are low relative to their real worth or  future  prospects.  The hope is that  the  Fund  will  realize appreciation in the value of its holdings when other  investors  realize the intrinsic  value of the stock.  However,  there is the risk that the stock will not appreciate in value as anticipated.

Portfolio Turnover.  The Fund may engage in active and frequent trading to try to achieve its objective and could have a high portfolio  turnover rate.
      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund (and may reduce  performance).  If the Fund  realizes
      capital  gains  when  it  sells  its  portfolio  investments,   it  must
      generally pay those gains out to shareholders,  increasing their taxable distributions.  The  Financial  Highlights  table  at the  end  of  this
      Prospectus  shows the  Fund's  portfolio  turnover  rates  during  prior fiscal years.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change  non-fundamental  investment policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding  voting shares. The Fund's investment
objective  is  a  fundamental   policy.   Investment   restrictions  that  are
fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described below. The Fund might not always use all of them.  These  techniques  have certain risks,  although some are designed to help reduce overall investment or market risks.

Zero-Coupon  and  "Stripped"  Securities.  Some of the  U.S.  government  debt securities  the Fund buys are  zero-coupon  bonds that pay no  interest.
      They are  issued  at a  substantial  discount  from  their  face  value.
      "Stripped"  securities are the separate  income or principal  components of a debt security.  Zero-coupon and stripped  securities are subject to
      greater   fluctuations   in  price  from   interest  rate  changes  than
      securities  that pay interest on a regular  basis.  The Fund may have to pay out the imputed income on zero-coupon  securities  without receiving the actual cash  currently.  Interest-only  securities are  particularly sensitive to changes in interest rates.

Foreign  Investing.  The Fund can buy  securities of companies or  governments in any  country,  developed  or  underdeveloped.  The  Fund may at times invest significantly in foreign securities,  including those in emerging markets.

o     Special  Risks of Foreign  Investing.  While  foreign  securities  offer special investment opportunities,  there are also special risks, such as the effects of a change in value of a foreign  currency against the U.S.
      dollar,  which  will  result  in a change  in the U.S.  dollar  value of securities  denominated in that foreign  currency.  Foreign  issuers are not subject to the same  accounting  and  disclosure  requirements  that
      U.S.  companies are subject to. The value of foreign  investments may be
      affected   by   exchange   control    regulations,    expropriation   or
      nationalization  of  a  company's  assets,   foreign  taxes,  delays  in
      settlement  of  transactions,   changes  in  governmental   economic  or
      monetary  policy in the U.S. or abroad,  or other political and economic factors.

      Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
      attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

o        Special  Risks of Emerging  Markets.  Securities  in emerging  market countries  may be more  difficult to sell at an acceptable  price,  they may be illiquid,  and their prices may be more volatile than  securities of companies in more  developed  markets.  Settlements  of trades may be subject to greater  delays so that the Fund may not receive the proceeds of a sale of a security on a timely  basis.  Emerging  market  countries may have less developed  trading  markets and  exchanges.  They may have less developed  legal and accounting  systems,  and investments in those markets may be subject to greater  risks of government  restrictions  on withdrawing the sales proceeds of securities from the country.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult to value them or sell them quickly at an acceptable  price.  A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly until it is registered  under the  Securities  Act of 1933.  The Fund will not invest more than 10% of its net assets in illiquid  or  restricted  securities
(the Board can  increase  that limit to 15%).  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.  The Manager monitors  holdings of illiquid  securities on an ongoing  basis to  determine  whether to sell any  holdings  to maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of
      "derivative"  investments to seek  increased  returns or to try to hedge investment  risks.  In general  terms,  a  derivative  instrument  is an investment  contract  whose  value  depends on (or is derived  from) the
      value  of  an  underlying  asset,   interest  rate  or  index.  Options,
      futures,  forwards,  interest  rate  swaps,  structured  notes and other hedging  instruments  the  Fund  might  use  may  be  considered  to  be derivative  investments.  Derivatives may increase the volatility of the
      Fund's share price or cause investment losses.

      If the issuer of the  derivative  does not pay the amount due,  the Fund can lose money on the  investment.  Also,  the  underlying  security  or investment on which the derivative is based, and the derivative  itself, might not perform the way the  Manager  expected it to perform.  If that happens,  the Fund's share  prices  could  decline or the Fund could get less  income  than  expected.  The  Fund has  limits  on the  amount  of
      particular   types  of   derivatives   it  can  hold.   However,   using
      derivatives  can cause the Fund to lose money on its  investment  and/or increase the volatility of its share prices.

Hedging.  The Fund can buy and sell futures  contracts,  put and call options, swaps, and forward contracts for hedging  purposes.  The Fund has limits on its use of hedging  instruments  and is not  required  to use them in seeking its investment objective.

      The Fund could buy and sell options,  futures and forward  contracts for a number of purposes.  Some of these  strategies  would hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying  futures  and call  options,  would tend to  increase  the Fund's exposure to the securities  market.  The Fund may also try to manage its exposure to changing interest rates.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the payment of premiums  and can  increase  portfolio turnover.  For  example,  if a  covered  call  written  by the  Fund  is exercised on an investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the call price and will not be able to realize  any profit if the  investment  has  increased  in value above the call price.

      If the  Manager  used a hedging  instrument  at the wrong time or judged market  conditions  incorrectly,  the  strategy  could reduce the Fund's return.  The Fund  could  also  experience  losses if the  prices of its futures  and  options  positions  were not  correlated  with  its  other investments  or if it could  not  close  out a  position  because  of an illiquid market.

Temporary Defensive and Interim  Investments.  In times of unstable or adverse market or economic or  political  conditions,  the Fund can invest up to
      100%  of  its  assets  in  temporary  defensive   investments  that  are
      inconsistent   with  the   Fund's   principal   investment   strategies.
      Generally,  they would be cash equivalents  (such as commercial  paper), money market  instruments,  short-term debt securities,  U.S. government
      securities,   or   repurchase   agreements   and   may   include   other
      investment-grade  debt securities.  The Fund could also hold these types of securities  pending the  investment of proceeds from the sale of Fund shares or portfolio  securities or to meet  anticipated  redemptions  of
      Fund  shares.  To the  extent  the  Fund  invests  defensively  in these securities, it might not achieve its investment objective.

Debt  Securities.  The Fund does not invest in debt  securities as part of its principal investment policies,  however such investments are part of the
      Fund's  other  investment  strategies  that  it  may  use  to  seek  its objective.  The Fund's investments in debt securities include securities issued  or  guaranteed  by  the  U.S.  government  or its  agencies  and instrumentalities,  and foreign and domestic  corporate bonds, notes and debentures.  These are selected primarily for their income possibilities and to help cushion fluctuations in the Fund's net asset value.

      A debt security is  essentially a loan by the buyer to the issuer of the debt security.  The issuer promises to pay back the principal  amount of the loan and normally  pays  interest at a fixed or variable  rate while the loan is  outstanding.  Debt securities may be subject to credit risk and interest rate risk.  The debt  securities the Fund buys may be rated by nationally-recognized  rating organizations such as Moody's Investors
      Services  or  Standard & Poor's  Ratings  Service or they may be unrated securities  assigned an  equivalent  rating by the  Manager.  The Fund's investments may be above or below investment grade in credit quality.

o     Special Risks of Lower-Grade  Securities.  All corporate debt securities
      (whether  foreign or  domestic)  are  subject  to some  degree of credit risk.  The Fund can invest  without limit in  "lower-grade"  securities, commonly known as "junk bonds." These are  securities  rated below "BBB"
      by  Standard  & Poor's  or  "Baa"  by  Moody's,  or  unrated  securities
      assigned  a  comparable  rating  by  the  Manager.   However,  the  Fund
      currently  does  not  invest  a  substantial  amount  of its  assets  in lower-grade securities, including convertible debt securities.

      While  investment-grade  securities  are  subject to credit  risk of the issuer's  inability  to make  payment  of  interest  and  principal,  in general high-yield,  lower-grade bonds,  whether rated or unrated,  have greater risks than investment-grade  securities.  There may be less of a market  for them and  therefore  they may be harder to value and sell at an  acceptable  price.  These  risks mean that the Fund may not  achieve the expected  income from  lower-grade  securities,  and that the Fund's net asset  value per share could be affected by declines in the value of these securities.

o     U.S. Government Securities.  The Fund can invest in securities issued or guaranteed  by the U.S.  Treasury or other U.S.  Government  agencies or
      federally-chartered     corporate     entities     referred     to    as
      "instrumentalities."   These  are   referred  to  as  "U.S.   Government
      securities"  in this  Prospectus.  They include  Treasury  bills (having maturities  of one year or less when  issued),  Treasury  notes  (having maturities  of from one to ten years when  issued),  and Treasury  bonds
      (having maturities of more than ten years when issued).

      Treasury  securities  are  backed by the full  faith  and  credit of the
      United  States  as to timely  payments  of  interest  and  repayment  of principal.  The Fund can buy U. S.  Treasury  securities  that have been
      "stripped"  of  their  interest  coupons  by  a  Federal  Reserve  Bank, zero-coupon  U.S.  Treasury  securities  described  below,  and Treasury
      Inflation-Protection  Securities ("TIPS").  Although not rated, Treasury obligations  have  little  credit risk but prior to their  maturity  are subject to interest rate risk.

Credit  Risk.  Debt  securities  are  subject  to  credit  risk.  Credit  risk relates to the ability of the issuer of a security to make  interest and principal  payments on the  security as they become due. A downgrade  in an  issuer's  credit  rating or other  adverse  news about an issuer can reduce the value of that  issuer's  securities.  If the issuer  fails to pay  interest,  the Fund's  income  might be reduced,  and if the issuer fails to repay  principal,  the value of that security and of the Fund's
      shares  might  be  reduced.   While  the  Fund's   investments  in  U.S.
      government  securities  are subject to little  credit  risk,  the Fund's
      other   investments   in  debt   securities,   particularly   high-yield
      lower-grade debt securities, are subject to risks of default.

      To the extent the Fund invests in securities  below  investment grade to seek high  income,  the Fund's  credit  risks are greater  than those of funds that buy only  investment-grade  bonds.  Securities that are below investment  grade  (these are  sometimes  called  "junk  bonds")  may be subject to  greater  price  fluctuations  and  greater  risks of loss of income and principal than investment-grade  debt securities.  Securities that are (or that have fallen) below  investment  grade are exposed to a greater  risk that the  issuers  might not meet their debt  obligations.
      These risks can reduce the Fund's share prices and the income it earns.

Interest Rate Risk. The values of debt  securities  including U.S.  government
      securities  are  subject  to  change  when  prevailing   interest  rates
      change.  When interest  rates fall,  the values of  already-issued  debt securities  generally  rise.  When  interest  rates rise,  the values of already-issued  debt  securities  generally fall. The magnitude of these fluctuations  will often be greater for longer-term debt securities than shorter-term  debt  securities.  The  Fund's  share  prices can go up or down when interest  rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of  the period for which such report is being made. The Fund also makes disclosures of the portfolio securities holdings in the Statement of Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of the
      Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's Board of  Directors,  under an investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The  Manager has been an  investment  advisor  since  1960.  The Manager and its subsidiaries and controlled  affiliates managed more than $170 billion in assets as of December  31, 2004,  including  other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager  is  located  at Two
World Financial Center, 225 Liberty Street, New York, New York 10281-1008.

Portfolio  Managers.  The portfolio managers of the Fund are Christopher Leavy and  David  Poiesz.  They  are the  persons  primarily  responsible  for selecting  the  securities  for the Fund.  Messrs.  Leavy and Poiesz are also portfolio  managers and officers of other  Oppenheimer  funds.  Mr.
      Leavy,  who is a Senior Vice  President of the Manager,  has been a Vice
      President  and  portfolio  manager  of the Fund  since  October 3, 2000.
      From 1997 until joining the Manager in September  2000,  Mr. Leavy was a portfolio manager at Morgan Stanley Dean Witter  Investment  Management.
      Effective  June 28, 2004,  Mr. Poiesz  assumed the duties as a portfolio manager of the Fund.  Prior to joining  the  Manager,  Mr.  Poiesz was a
      senior   portfolio   manager  at  Merrill   Lynch  from  2002  to  2004.
      Inaddition,   Mr.  Poiesz  was  a  founding  partner  of  RiverRock,   a
      tech-oriented  hedge fund from 1999 to 2001 and a  portfolio  manager at
      Jennison Associates from 1992-1999.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the
      Manager an advisory  fee at an annual rate that  declines on  additional assets as the Fund  grows:  0.75% of the first  $100  million of average annual net assets of the Fund, 0.70% of the next $100 million,  0.65% of the next  $100  million,  0.60% of the next $100  million,  0.55% of the next $100  million  and 0.50% of average  annual net assets in excess of
      $500 million.  The Fund's  management fee for its last fiscal year ended
      December  31, 2004 was ___% of average  annual net assets for each class of shares.

PENDING LITIGATION.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and
Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") including the Fund, 31 present and former Directors or Trustees and
9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January
10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Directors has established procedures to value the
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.
o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a
      "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
         B or  Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase.  Your Class A shares of Oppenheimer Money
         Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts
         (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account
         (including employee benefit plans for the same employer) that has multiple accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the Fund's
         Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of
         Accumulation at the time of your purchase.

               To count shares of eligible  Oppenheimer  funds held in accounts at other  intermediaries  under  this  Right  of  Accumulation,  you  may be requested  to  provide  the  Distributor  or  your  current  intermediary
         (depending  on the  way  you  are  buying  your  shares)  a copy  of each account  statement  showing  your  current  holdings of the Fund or other eligible  Oppenheimer  funds,  including  statements for accounts held by you and  your  spouse  or in  retirement  plans  or  trust  or  custodial accounts  for minor  children as  described  above.  The  Distributor  or intermediary  through  which you are buying shares will combine the value of all your  eligible  Oppenheimer  fund  accounts  based on the  current offering  price  per  share  to  determine  what  Class  A  sales  charge breakpoints you may qualify for on your current purchase.

o     Letters  of  Intent.  You may also  qualify  for  reduced  Class A sales charges by  submitting a Letter of Intent to the  Distributor.  A Letter of  Intent  is a written  statement  of your  intention  to  purchase  a specified  value of Class  A,  Class B or Class C shares  of the Fund or other  Oppenheimer  funds over a 13-month  period.  The total  amount of your  intended  purchases  of Class A,  Class B and Class C shares  will determine  the reduced sales charge rate that will apply to your Class A share  purchases  of the Fund  during  that  period.  You can  choose to include  purchases  made up to 90 days before the date that you submit a
         Letter.  Your Class A shares of Oppenheimer  Money Market Fund,  Inc. or
         Oppenheimer  Cash  Reserves on which you did not pay a sales charge will not be counted for this purpose.  Submitting a Letter of Intent does not obligate you to purchase the  specified  amount of shares.  You can also apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix B to the Statement of Additional
         Information, which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (follow the hyperlinks: "Access
         ------------------------
         Accounts and Services" - "Forms & Literature" - "Order
         Literature" - "Statements of Additional Information"). A
         description of these waivers and special sales charge
         arrangements is also available for viewing on the
         OppenheimerFunds website (under the hyperlinks "Research Funds
         - Fund Documents - View a description..."). To receive a waiver or special sales charge rate under these programs, the
         purchaser must notify the Distributor (or other financial
         intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers,
         financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own
         resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional
         Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares without an initial sales charge that are subject to a Class A contingent deferred sales charge.
      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
      of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of  the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

In some  cases,  sales  charges may be imposed on  exchange  transactions.  In general,  a  contingent  deferred  sales  charge  (CDSC)  is  not  imposed  on exchanges  of shares  that are  subject to a CDSC.  However,  if you  exchange shares that are  subject to a CDSC,  the CDSC  holding  period will be carried over to the acquired  shares,  and the CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send an OppenheimerFunds Exchange Request form, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer
      Agent receives the certificates with the request.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You
                                                ------------------------
      must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of The New York Stock Exchange that day, which is normally 4:00
      p.m. Eastern time, but may be earlier on some days. However, the
      Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders who the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity. Those additional policies and procedures will take effect on June 20, 2005:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last "regular business day" of September. See the Statement of Additional Information  to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by the  Board  of  Directors.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

INFORMATION AND SERVICES

For More Information on Oppenheimer Equity Fund, Inc.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can  request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              read or download certain documents on the
                              OppenheimerFunds website at:

                              www.oppenheimerfunds.com
                              ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-490

PR0420.001.0205
Printed on recycled paper

                          Appendix to Prospectus of
                        Oppenheimer Equity Fund, Inc.

      Graphic material included in the Prospectus of Oppenheimer Equity Fund,
Inc. (the "Fund") under the heading: "Annual Total Returns (Class A)(as of
12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the past 10 calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

---------------------------------------------------------------------------------
               Year Ended:                         Annual Total Return
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/95                                  30.12%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/96                                  19.73%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/97                                  27.39%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/98                                  21.16%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/99                                  18.34%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/00                                  -5.62%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/01                                 -10.43%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/02                                 -17.80%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                12/31/03                                  26.26%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                12/31/04

---------------------------------------------------------------------------------

Oppenheimer Equity Fund, Inc.

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated April__, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in  the  Prospectus  dated  April__,  2005.  It  should  be  read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  or by calling the Transfer Agent at the toll-free  number shown above,
or  by  downloading  it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.....
    The Fund's Investment Policies......................................
    Other Investment Techniques and Strategies..........................
    Investment Restrictions.............................................
    Disclosure of Portfolio Holdings....................................

How the Fund is Managed ................................................
    Organization and History............................................
    Directors and Officers..............................................
    The Manager.........................................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements....................................................

                                      14
A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities  will vary over time.  The Fund is not  required  to use all of the investment  techniques and strategies  described below at all times in seeking  its goal.  It may use some of the  special  investment  techniques and  strategies  at some times or not at all. The Fund does not invest in debt securities  as  part  of  its  principal  investment  policies,  however  such investments  are part of the Fund's other  investment  strategies  that it may use to seek its objective.

      In selecting securities for the Fund's portfolio,  the Manager evaluates the merits of securities  primarily through the exercise of its own investment analysis.  That  analysis  includes  a number  of  factors,  some of which are discussed in the Prospectus. Additionally, the Manager may evaluate
      |_|   the  strength  of an  issuer's  management  and the history of its operations,
      |_|   the  soundness of its financial  and  accounting  policies and its financial condition,
      |_|   the issuer's  pending  product  developments  and  developments by competitors,
      |_|   the effect of general market  conditions on the issuer's  business and the  prospects  for the  industry  of which the issuer is a part,
         and
      |_|   legislative proposals that might affect the issuer.

      |X|  Investments  in  Equity  Securities.  The Fund  does not  limit its investments in equity securities to issuers having a market  capitalization of a specified  size or range,  and therefore may invest in securities of small-, mid- and  large-capitalization  issuers.  At  times,  the Fund may  focus  its equity investments in securities of one or more capitalization  ranges,  based upon the  Manager's  judgment  of where the best market  opportunities  are to seek the  Fund's  objective.  At  times,  the  market  may  favor or  disfavor securities  of issuers of a particular  capitalization  range.  Securities  of small  capitalization  issuers may be subject to greater  price  volatility in general  than  securities  of  larger  companies.  Therefore,  if the  Fund is focusing  on,  or  has  substantial  investments  in,  smaller  capitalization companies at times of market volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      |_| Growth  Companies.  Growth  companies are those  companies  that the
Manager believes are entering into a growth cycle in their business,  with the expectation  that their stock will increase in value.  They may be established companies as well as newer companies in the development stage.

      Growth  companies  may have a  variety  of  characteristics  that in the
Manager's  view define them as "growth"  issuers.  They may be  generating  or applying new  technologies,  new or improved  distribution  techniques  or new services.  They may own or develop  natural  resources.  They may be companies that can benefit from changing  consumer  demands or lifestyles,  or companies that have  projected  earnings in excess of the  average  for their  sector or industry.  In each case,  they have  prospects  that the Manager  believes are favorable  for the long  term.  The  portfolio  managers  of the Fund look for
growth  companies  with  strong,  capable  management,   sound  financial  and
accounting  policies,  successful product  development and marketing and other factors.

      |_| Value Investing.  In using a value approach,  the portfolio managers look for stock and  other  equity  securities  that  appear to be  temporarily
undervalued,   by  various  measures,  such  as  price/earnings  ratios.  This approach  is subject to change and may not  necessarily  be used in all cases.
Value  investing  seeks stocks having prices that are low in relation to their real  worth or  future  prospects,  in the hope  that  the Fund  will  realize appreciation  in the value of its holdings  when other  investors  realize the intrinsic value of the stock.

      |_| Convertible  Securities.  Convertible securities are debt securities that are  convertible  into an issuer's common stock.  Convertible  securities rank  senior  to  common  stock  in  a  corporation's  capital  structure  and therefore  are subject to less risk than common  stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value,  the security will behave more like an equity  security.  In that case, it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      While  some  convertible  securities  are a form  of debt  security,  in certain  cases the  Manager  regards  them  more as  "equity  equivalents"  or
"equity  substitutes" because of their conversion feature (allowing conversion into common stock or other  equity  securities).  In those  cases,  the rating assigned to the security has less impact on the Manager's  investment decision than  in  the  case  of  non-convertible  debt  securities.  Convertible  debt securities  are  subject to credit  risks and  interest  rate risks  described below in "Investments in Debt Securities."

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
o     whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
o     the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      |_| Rights and  Warrants.  Warrants  basically  are  options to purchase equity  securities  at specific  prices  valid for a specific  period of time.
Their prices do not necessarily  move parallel to the prices of the underlying securities.  Rights  are  similar  to  warrants,  but  normally  have a  short duration  and are  distributed  directly  by the  issuer to its  shareholders.
Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      |_|  Preferred  Stock.  Preferred  stock,  unlike  common  stock,  has a stated  dividend  rate  payable  from the  corporation's  earnings.  Preferred stock  dividends  may  be  cumulative  or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be  paid  before  dividends  can be  paid  to the issuer's  common stock.  "Participating"  preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing the stock to be called or redeemed  prior to its maturity,  which can have a negative  impact on the  stock's  price when  interest  rates  decline.
Preferred   stock  generally  has  a  preference  over  common  stock  on  the distribution  of a  corporation's  assets in the event of  liquidation  of the corporation.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation  are generally  subordinate to the rights associated with a corporation's debt securities.

      |X|  Investments  in Debt  Securities.  The Fund can  invest  in  bonds, debentures and other debt  securities to seek income as part of its investment objective.  However,  the Fund focuses on equity  securities,  such as stocks, and it is not anticipated that  significant  amounts of the Fund's assets will be invested in debt securities.

      |_| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in general  interest  rates will tend to increase  their  value.  In addition, debt securities with longer maturities,  which tend to have higher yields, are subject to potentially greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect the interest income payable on those  securities  (unless the coupon  rate is a  floating  rate  pegged to an index or other  measure) .
However,  those price  fluctuations will be reflected in the valuations of the securities,  and  therefore  the Fund's net asset  values  will be affected by those fluctuations.

      |_| Credit  Risk.  Credit  risk  relates to the ability of the issuer of a debt  security to meet  interest or  principal  payments,  or both,  as they become due. In general,  lower-grade,  high-yield bonds are subject to greater credit  risk  than  lower-yielding,  higher-quality  bonds.  The  Fund's  debt
investments  can  include  investment-grade  and  non-investment-grade   bonds
(commonly  referred  to as  "junk  bonds").  In  making  investments  in  debt securities,  the  Manager  may rely to some  extent on the  ratings of ratings organizations  or it may  use  its  own  research  to  evaluate  a  security's credit-worthiness.  Investment-grade  bonds are bonds  rated at least "Baa" by
Moody's  Investors  Service,  Inc.,  or at least  "BBB" by  Standard  & Poor's
Ratings  Service or Fitch,  Inc., or that have  comparable  ratings by another nationally-recognized  rating  organization.  If the securities  that the Fund
buys  are  unrated,   to  be  considered   part  of  the  Fund's  holdings  of
investment-grade  securities,  they  must be judged  by the  Manager  to be of
comparable   quality  to  bonds  rated  as   investment   grade  by  a  rating
organization.

      |_|  Special  Risks  of   Lower-Grade   Securities.   While  it  is  not
anticipated  that the Fund will invest a substantial  portion of its assets in debt  securities,  the  Fund  can  do  so  to  seek  current  income.  Because lower-rated  securities  tend to offer  higher  yields  than  investment-grade securities,  the Fund may invest in  lower-grade  securities to try to achieve
higher  income  (and,  in  some  cases,  the  appreciation   possibilities  of
lower-grade  securities  may be a reason  they  are  selected  for the  Fund's portfolio).

      The Fund can invest  without  limit in  "lower-grade"  debt  securities.
However,  the Fund does not currently intend to invest a substantial amount of its assets in lower-grade debt securities.  "Lower-grade"  debt securities are those rated below "investment  grade." The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  in the  Prospectus.  There is a greater  risk that the  issuer  may default on its  obligation to pay interest or to repay  principal  than in the case of investment-grade  securities.  The issuer's low  creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more  likely  during a period of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely  disrupt the market for high yield bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special risks of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      However,  the Fund's current limitations on buying these investments may reduce the  effect of those  risks to the Fund,  as will the Fund's  policy of diversifying  its  investments.  Additionally,  to  the  extent  they  can  be converted  into stock,  convertible  securities may be less subject to some of these risks than  non-convertible  high yield  bonds,  since stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds,  those securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions  of the  debt  security  ratings  categories  of
Moody's,  Standard & Poors and Fitch,  Inc. are included in Appendix A to this
Statement of Additional Information.

      |_| U.S.  Government  Securities.  The Fund can buy securities issued or guaranteed  by the U.S.  Government  or its  agencies  and  instrumentalities.
Securities  issued  by the U.S.  Treasury  are  backed  by the full  faith and credit of the U.S.  Government  and are  subject to very little  credit  risk.
Obligations  of  U.S.  Government  agencies  or  instrumentalities  (including mortgage-backed  securities)  may or may not be guaranteed or supported by the
"full  faith and  credit" of the United  States.  Some are backed by the right of the  issuer to borrow  from the U.S.  Treasury;  others,  by  discretionary authority of the U.S. government to purchase the agencies' obligations;  while others  are  supported  only  by  the  credit  of  the  instrumentality.  If a security is not backed by the full faith and credit of the United States,  the owner  of the  security  must  look  principally  to the  agency  issuing  the obligation  for  repayment and might not be able to assert a claim against the
United  States in the event that the agency or  instrumentality  does not meet its commitment.

      |_|   U.S.  Treasury  Obligations.  These include Treasury bills (having
maturities  of  one  year  or  less  when  issued),   Treasury  notes  (having
maturities of from one to ten years),  and Treasury  bonds (having  maturities of more than ten years).  Treasury securities are backed by the full faith and credit of the United States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury  securities the Fund can buy include U. S.
Treasury  securities  that have been  "stripped"  by a Federal  Reserve  Bank,
zero-coupon   U.S.   Treasury   securities   described   below,  and  Treasury
Inflation-Protection Securities ("TIPS").

      |_|   Treasury  Inflation-Protection  Securities. The Fund can buy these
U.S.  Treasury  securities,  called  "TIPS,"  that are  designed to provide an investment  vehicle that is not  vulnerable  to  inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually based on changes in the published  Consumer Price Index.  If inflation  occurs,  the principal  and  interest  payments on TIPS are  adjusted to protect  investors from  inflationary  loss.  If deflation  occurs,  the  principal  and interest payments  will be adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

      |_|   Obligations  Issued or Guaranteed by U.S.  Government  Agencies or
Instrumentalities.  These  include  direct  obligations  and mortgage  related securities  that have different  levels of credit support from the government.
Some are supported by the full faith and credit of the U.S.  government,  such
as   Government   National   Mortgage   Association    pass-through   mortgage
certificates  (called "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain  circumstances,  such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").  Others are supported  only by the credit of the entity that issued them,  such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

      |_| Real Estate  Investment  Trust (REITs).  The Fund may invest in real estate  investment  trusts, as well as real estate  development  companies and operating  companies.  It may also buy  shares of  companies  engaged in other real estate  businesses.  REITs are trusts that sell shares to  investors  and use the  proceeds to invest in real  estate.  A REIT may focus on a particular project,  such as a  shopping  center or  apartment  complex,  or may buy many properties or properties located in a particular geographic region.

|X|   Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate from year to year,  and the Fund may have a portfolio  turnover rate of 100% or more.

      Increased   portfolio  turnover  may  result  in  higher  brokerage  and transaction  costs for the Fund,  which may  reduce its  overall  performance.
Additionally,   the  realization  of  capital  gains  from  selling  portfolio
securities  may  result  in   distributions   of  taxable   capital  gains  to
shareholders,  since  the Fund will  normally  distribute  all of its  capital gains  realized  each year,  to avoid excise taxes under the Internal  Revenue
Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times and at times may not use them.

      |X|   Foreign  Securities.   The  Fund  may  purchase  equity  and  debt
securities  issued or guaranteed by foreign  companies or foreign  governments or their  agencies.  "Foreign  securities"  include equity and debt securities of  companies  organized  under the laws of  countries  other  than the United
States  and debt  securities  of  foreign  governments.  They may be traded on foreign securities exchanges or in the foreign  over-the-counter  markets. The
debt   obligations   of  a   foreign   government   and   its   agencies   and
instrumentalities  may or may not be supported by the full faith and credit of the foreign government.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to invest  in  foreign  issuers  that  appear to offer  growth or income  potential,  or in foreign countries with economic policies or business cycles  different  from  those  of the  U.S.,  or to  reduce  fluctuations  in portfolio value by taking advantage of foreign  securities markets that do not move in a  manner  parallel  to U.S.  markets.  The  Fund  will  hold  foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or currency devaluation,  or currency control regulations
               (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards
               in  foreign   countries   comparable  to  those  applicable  to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
            U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
               taxation,   political,   financial  or  social  instability  or
               adverse diplomatic developments; and
o     unfavorable   differences   between   the  U.S.   economy   and  foreign
            economies.

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for  investing but have greater risks than more developed  foreign markets,  such as those in Europe,  Canada,
Australia,  New Zealand and Japan.  There may be even less  liquidity in their securities  markets,  and settlements of purchases and sales of securities may be  subject  to  additional  delays.  They are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of currency restrictions  imposed  by  local  governments.  Those  countries  may  also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.  The
Manager will  consider  these  factors  when  evaluating  securities  in these markets.

|X|   Passive Foreign  Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the Fund may  purchase,  may be  considered passive foreign investment  companies ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate primarily passive income. They tend to be growth companies or "start-up"  companies.  For federal tax purposes,  a corporation  is  deemed  a PFIC if 75% or more  of the  foreign  corporation's gross  income for the income  year is passive  income or if 50% or more of its average  percent  of assets  (as  defined  by IRCss.1297(e))  held  during the taxable  year are assets that produce or are held to produce  passive  income.
Passive  income is  further  defined as any  income to be  considered  foreign personal  holding  company  income within the subpart F provisions  defined by
IRCss.954.

      Investing  in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as  described  above.  There are also the risks that the
Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal  tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment income from PFICs.  Following  industry standards,  the Fund makes every effort to ensure  compliance with federal tax reporting of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

      Subject to the limits  under the  Investment  Company  Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow  exposure  to various  countries  because  some foreign  countries  limit, or prohibit,  all direct foreign  investment in the securities of companies domiciled therein.

      In addition to bearing their  proportionate  share of a fund's  expenses
(management fees and operating  expenses),  shareholders  will also indirectly bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies are described  below under  "Investment  in Other
Investment Companies."

|X|   Zero-Coupon    Securities.    The   Fund   may   buy   zero-coupon   and
delayed-interest  securities and "stripped"  securities.  Stripped  securities are debt  securities  whose  interest  coupons are separated from the security and sold  separately.  The Fund can buy the following  types of zero-coupon or stripped  securities,  among  other:  U.S.  Treasury  notes or bonds that have been stripped of their interest  coupons,  U.S.  Treasury bills issued without
interest  coupons,  and  certificates   representing   interests  in  stripped
securities.

      Zero-coupon  securities do not make periodic  interest  payments and are sold at a deep  discount  from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until maturity,  as well as prevailing  interest rates, the  liquidity of the security  and the credit  quality of the issuer.  In the absence of threats to the issuer's  credit  quality,  the  discount  typically decreases as the maturity date  approaches.  Some  zero-coupon  securities are convertible,  in that they are  zero-coupon  securities  until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually  at the rate fixed at the time of their  issuance,  their prices are generally  more volatile than the prices of other debt  securities.  Their
value  may  fall  more  dramatically   than  the  value  of   interest-bearing
securities  when interest  rates rise.  When  prevailing  interest rates fall, zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   When-Issued  and  Delayed-Delivery   Transactions.  The  Fund  can
invest  in  securities  on a  "when-issued"  basis  and may  purchase  or sell securities on a  "delayed-delivery"  basis.  When-issued and  delayed-delivery are  terms  that  refer to  securities  whose  terms and  indenture  have been created,  but the  securities  are not available  for immediate  delivery even though the market for them exists.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery  and  payment  for the  securities  take place at a later  date.  The securities are subject to change in value from market  fluctuations during the period until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected  by the  Manager  before  settlement  will  affect  the value of such securities  and may  cause a loss  to the  Fund.  During  the  period  between purchase and settlement,  no payment is made by the Fund to the issuer, and no interest  accrues  to the Fund  from the  investment  until  it  receives  the security at settlement.

      The Fund may  engage in  when-issued  transactions  to  secure  what the
Manager  considers to be an advantageous  price and yield at the time the Fund enters  into the  obligation.  When  the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining  the Fund's net asset  value.  In a sale  transaction,  it records the  proceeds  to be  received.  The Fund will  identify  on its books  liquid assets  at  least  equal  in  value  to  the  value  of  the  Fund's  purchase commitments until the Fund pays for the investment.

      When issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|   Participation  Interests.  The Fund may  invest  in  participation interests,  subject  to the  Fund's  limitation  on  investments  in  illiquid investments.  A  participation  interest  is an  undivided  interest in a loan made by the issuing  financial  institution in the proportion that the buyer's participation  interest  bears to the total  principal  amount of the loan. No more  than 5% of the  Fund's  net  assets  can be  invested  in  participation interests of the same borrower.  The issuing  financial  institution  may have no obligation to the Fund other than to pay the Fund the proportionate  amount of the principal and interest payments it receives.

      Participation    interests    are   primarily    dependent    upon   the
creditworthiness  of the  borrowing  corporation,  which is  obligated to make payments  of  principal  and  interest  on the  loan.  There is a risk  that a borrower  may have  difficulty  making  payments.  If a borrower  fails to pay scheduled  interest  or  principal  payments,  the  Fund  could  experience  a reduction in its income. The value of that  participation  interest might also decline,  which could affect the net asset value of the Fund's shares.  If the issuing  financial  institution  fails to perform  its  obligations  under the participation  agreement,  the Fund might incur costs and delays in  realizing payment and suffer a loss of principal and/or interest.

      |X|   Repurchase Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase  agreements  having maturities of seven days or less for defensive purposes.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity  of certain of the Fund's  illiquid  or  restricted investments.  To enable the Fund to sell its holdings of a restricted security not  registered  under the  Securities Act of 1933, the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted securities  may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange registration because the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the  decision is made to sell the  security  and the time the security is registered  so that the Fund  could  sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted  securities through private  placements.
Those securities have contractual  restrictions on their public resale.  Those restrictions  may make it more  difficult  to value them,  and might limit the
Fund's  ability to dispose of the  securities  and might  lower the amount the
Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information, among other factors.

 If there is a lack of trading  interest in a particular  Rule 144A  security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X|   Loans of  Portfolio  Securities.  The Fund can lend its  portfolio securities  to certain  types of eligible  borrowers  approved by the Board of
Directors.  It  might do so to try to  provide  income  or to  raise  cash for liquidity purposes.  These loans are limited to not more than 10% of the value of the Fund's net assets.  There are some risks in connection  with securities lending. The Fund might experience a delay in receiving additional  collateral to secure a loan,  or a delay in recovery of the loaned  securities.  The Fund presently  does not  intend to lend its  securities,  but if it does so, it is not anticipated that loans will exceed 5% of the Fund's total assets.
      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X|   Derivatives.  The Fund  can  invest  in a  variety  of  derivative investments  for income,  for capital  appreciation  or for hedging  purposes.
Some  derivative  investments  the  Fund can use are the  hedging  instruments described below in this Statement of Additional Information.

      The Fund can invest in "index-linked"  notes.  Principal and/or interest payments on these notes  depend on the  performance  of an  underlying  index.
Currency-indexed   securities  are  another   derivative  the  Fund  may  use.
Typically these are short-term or  intermediate-term  debt  securities.  Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar against one or more foreign  currencies or an index.  In some  cases,  these  securities  may pay an  amount at  maturity based on a multiple of the amount of the  relative  currency  movements.  This type of index security offers the potential for increased  income or principal payments  but at a greater  risk of loss than a typical  debt  security of the same maturity and credit quality.

      Other   derivative   investments   the  Fund  can  use   include   "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common  stock of the issuer or it is  payable in an amount  based on the price of the issuer's common stock at the time of maturity.

      Both  alternatives  present a risk that the amount  payable at  maturity will be less than the  principal  amount of the debt  because the price of the issuer's common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use  hedging to attempt to protect  against declines in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the  value of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons.  To do so, the Fund could:

         |_|      sell futures contracts,
         |_|      buy puts on futures or on securities, or
|_|   write covered  calls on  securities  or futures.  Covered calls can also be used to  increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund might use hedging to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:

         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments  the Fund can use are  described  below.  The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

            |_|  Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are called  "stock  index futures"),  (2)  an  individual  stock  ("single  stock  futures"),  (3)  debt securities  (these are  referred to as  "interest  rate  futures"),  (4) other
broadly-based   securities  indices  (these  are  referred  to  as  "financial
futures"),   (5)  foreign  currencies  (these  are  referred  to  as  "forward
contracts"),   or  (6)  commodities  (these  are  referred  to  as  "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  In some cases an index may be based on stocks of issuers in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index
cannot  be  purchased  or  sold  directly.   Financial   futures  are  similar
contracts  based on the future value of the basket of securities that comprise the index. These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract  to  close  out  the  position.  Similarly,  a  single  stock  future obligates  the  seller  to  deliver  (and the  purchaser  to  take)  cash or a specified  equity  security to settle the futures  transaction.  Either  party could  also  enter  into an  offsetting  contract  to close out the  position.
Single  stock  futures  trade on a very  limited  number  of  exchanges,  with contracts typically not fungible among the exchanges.
      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions,  except forward  contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

      |_| Writing  Covered  Call  Options.  The Fund can write (that is, sell)
calls.  If the Fund sells a call  option,  it must be covered.  That means the
Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating  liquid assets  to  enable  the  Fund  to  satisfy  its  obligations  if the  call  is exercised.  Up to 25% of the Fund's  total  assets may be subject to calls the
Fund writes.

      When the Fund writes a call,  it receives  cash (a premium).  In writing calls on a  security,  the Fund  agrees to sell the  underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.  The call period is usually not more than nine  months.  The  exercise price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may  decline during the call period.  That risk may be offset to some extent by the premium the Fund  receives.  If the value of the  investment  does not rise  above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund  writes a call on an index,  it also  receives  a premium.
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will  lapse  without  being  exercised.  In that case the Fund  would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC  will  release  the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is "in the  money").  When the Fund writes an OTC option, it will  treat  as  illiquid  (for  purposes  of its  restriction  on  holding illiquid  securities)  the  mark-to-market  value of any OTC  option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent  dollar  amount  of  liquid  assets  on its  books.  The Fund  will identify  additional liquid assets on its books to cover the call if the value of the  identified  assets  drops  below  100%  of the  current  value  of the future.  Because of this segregation  requirement,  in no circumstances  would the Fund's  receipt of an exercise  notice as to that future  require the Fund to  deliver  a  futures  contract.  It  would  simply  put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

      |_| Writing Put  Options.  The Fund can sell put  options.  A put option on  securities  gives the  purchaser  the right to sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than 50%
of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund writes a put, the put must be covered by  segregated  liquid assets.  The  premium  the Fund  receives  from  writing  a put  represents  a profit, as long as the price of the underlying  investment remains equal to or above  the  exercise  price of the put.  However,  the Fund also  assumes  the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise  price,  even if the value of the  investment falls  below  the  exercise  price.  If a put the  Fund  has  written  expires unexercised,  the Fund  realizes a gain in the amount of the premium  less the transaction  costs  incurred.  If the put is exercised,  the Fund must fulfill its  obligation to purchase the underlying  investment at the exercise  price.
That price will  usually  exceed the market  value of the  investment  at that time.  In that  case,  the Fund may  incur a loss if it sells  the  underlying investment.  That  loss  will be  equal  to the sum of the  sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security  the Fund will  identify on its books liquid assets  with a value  equal  to or  greater  than  the  exercise  price of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security  and pay the  exercise  price.  The Fund has no control  over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise  notice,  the
Fund effects a closing  purchase  transaction  by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      |_|  Purchasing  Calls and Puts.  The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the  same  investment  during  the  call  period  at a fixed  exercise price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period against a decline in the value of the underlying  investment below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

    Buying a put on an  investment  the Fund does not own (such as an index or future)  permits  the  Fund  to  resell  the  put  or to  buy  the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

      |_| Buying and  Selling  Options  on  Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by  identifying  on its books liquid assets in an amount equal to the exercise price of the option.

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other
investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid  secondary  market  will exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might  decline.  If the Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      |_|  Forward   Contracts.   Forward   contracts  are  foreign   currency
exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative values of the U.S. dollar and a foreign  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.
      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund might  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign currency for a fixed dollar amount.

      Alternatively,  the Fund could  enter into a forward  contract to sell a different  foreign  currency  for a  fixed  U.S.  dollar  amount  if the  Fund believes  that  the  U.S.  dollar  value of the  foreign  currency  to be sold pursuant to its forward  contract will fall whenever there is a decline in the
U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on its books liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

      |_| Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest  rate swap,  the Fund and another party exchange  their  right to receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities  that it owns.  It will not enter into  swaps with  respect to more than 25% of its total  assets.  Also,  the Fund will  segregate  liquid assets
(such as cash or U.S.  government  securities)  to cover any  amounts it could owe under swaps that  exceed the  amounts it is  entitled  to receive,  and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  interest payments that the Fund has not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_|  Swaption   Transactions.   The  Fund  may  enter  into  a  swaption
transaction,  which is a  contract  that  grants  the  holder,  in return  for payment of the purchase  price (the  premium") of the option,  the right,  but not the  obligation,  to enter into an  interest  rate swap at a present  rate within a  specified  period  of time,  with the  writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable changes in the preset rate on the  underlying  interest rate swap.  Unrealized gains/losses  on swaptions are reflected in investment  assets and  investment liablilities in the Fund's statement of financial condition.

      |_|  Regulatory   Aspects  of  Hedging   Instruments.   The  Commodities
Futures Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated entities including registered  investment companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Fund's  investment  advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this  statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

      |_|  Tax  Aspects  of  Certain  Hedging  Instruments.   Certain  foreign
currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term  and  40%  short-term  capital  gains  or  losses  under  the  Code.
However,  foreign currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary income or loss.
In  addition,  Section  1256  contracts  held  by the  Fund at the end of each taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are
treated  as  though  they  were   realized.   These   contracts  also  may  be
marked-to-market  for purposes of  determining  the excise tax  applicable  to
investment   company   distributions   and  for  other  purposes  under  rules
prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss is  generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:

(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

|X|   Temporary  Defensive  and  Interim  Investments.  The  Fund's  temporary defensive  investments can include (i) obligations issued or guaranteed by the
U.S.  government,  its agencies or  instrumentalities;  (ii) commercial  paper rated in the highest  category by an established  rating  organization;  (iii)
certificates of deposit or bankers'  acceptances of domestic banks with assets of $1 billion or more;  (iv) any of the  foregoing  securities  that mature in
one  year  or  less  (generally  known  as  "cash  equivalents");   (v)  other
short-term corporate debt obligations; and (vi) repurchase agreements.

      |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the  Investment  Company Act of 1940 (the  "Investment  Company Act")
that apply to those types of  investments.  For  example,  the Fund can invest
in  Exchange-Traded   Funds,  which  are  typically  open-end  funds  or  unit
investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure  to the  segments of the equity or  fixed-income  markets represented by the  Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.

      |_|   The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own more than 10% of that  issuer's  voting securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities or securities of other investment companies.

      |_|         The Fund  cannot make loans  except (a)  through  lending of securities,  (b) through the purchase of debt  instruments or similar evidence of  indebtedness,  (c)  through  an  inter-fund  lending  program  with  other affiliated funds and (d) through repurchase agreements.

|_|   The  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or  guaranteed  by the U.S. government or its agencies and instrumentalities.

      |_| The Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  The Fund may  borrow  only from  banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy, the Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

      |_|   The Fund  cannot  invest in real  estate or in  interests  in real estate.  However,  the Fund can purchase  securities  of issuers  holding real estate or interests in real estate.

      |_|   The  Fund  cannot  invest  in  physical  commodities  or  physical commodity  contracts.  However,  the Fund can buy and sell any of the  hedging instruments  permitted by any of its other policies.  It can also buy and sell
options,   futures,   securities  or  other  instruments  backed  by  physical
commodities  or whose  investment  return is linked to changes in the price of physical commodities.

      |_|   The  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities  Act of  1933  when  reselling  any  securities  held  in  its  own portfolio.

      |_|   The Fund cannot issue "senior  securities."  This restriction does not prohibit the Fund from  borrowing  money as described in the Prospectus or this Statement of Additional  Information.  It does not prohibit the Fund from entering  into margin,  collateral,  segregation  or escrow  arrangements,  or options,  futures,  hedging  transactions  or from  buying and  selling  other investments permitted by its other investment policies.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix B to this  Statement  of  Additional  Information.  This is not a fundamental policy.

      Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent of
      information about the portfolio securities holdings of the Funds.
      These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
      Fund's investment program or enable third parties to use that information in a manner that is harmful to a Fund.

      Until publicly disclosed, a Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Fund's behalf.

      The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure a Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the investment Advisor and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on
                        ----------
      invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.  The top 10 or more holdings also shall be posted on the OppenheimerFunds' website at
      www.oppenheimerfunds.com in the "Fund Profiles" section.  Other general information about a Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Investment
            Advisor's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a Fund's holdings and agreeing not to trade directly or indirectly based on the information.

      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Investment Advisor,  Distributor, or Transfer Agent, or
      their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Investment Advisor, Distributor and Transfer
            Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and auditors,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Investment Advisor to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, because securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and dealers or with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Investment Advisor in connection with portfolio trading, and (2) by the members of the Investment Advisor's Security Valuation Group and
      Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on a
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the Investment Advisor, Distributor, or Transfer
      Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio holdings are
            provided, however, it shall be done only pursuant to a
            confidentiality agreement),
o     Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Investment
      Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary
      representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Investment Advisor,
      Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Investment Advisor, Distributor, Transfer Agent, and
      their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Investment Advisor and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons         ABG Securities             ABN AMRO
Advest                      AG Edwards                 American Technology
                                                       Research
Auerbach Grayson            Banc of America Securities Barclays
Baseline                    Bear Stearns               Belle Haven
Bloomberg                   BNP Paribas                BS Financial Services
Buckingham Research Group   Caris & Co.                CIBC World Markets
Citigroup                   Citigroup Global Markets   Collins Stewart
Craig-Hallum Capital Group  Credit Agricole Cheuvreux  Credit Suisse First
LLC                         N.A. Inc.                  Boston
Daiwa Securities            Davy                       Deutsche Bank
Deutsche Bank Securities    Dresdner Kleinwort         Emmet & Co
                            Wasserstein
Empirical Research          Enskilda Securities        Essex Capital Markets
Exane BNP Paribas           Factset                    Fidelity Capital Markets
Fimat USA Inc.              First Albany               First Albany Corporation
Fixed Income Securities     Fortis Securities          Fox-Pitt, Kelton
Friedman, Billing, Ramsey   Fulcrum Global Partners    Garp Research
George K Baum & Co.         Goldman                    Goldman Sachs
HSBC                        HSBC Securities Inc        ING Barings
ISI Group                   Janney Montgomery          Jefferies
Jeffries & Co.              JP Morgan                  JP Morgan Securities
JPP Eurosecurities          Keefe, Bruyette & Woods    Keijser Securities
Kempen & Co. USA Inc.       Kepler Equities/Julius     KeyBanc Capital Markets
                            Baer Sec
Leerink Swan                Legg Mason                 Lehman
Lehman Brothers             Lipper                     Loop Capital Markets
MainFirst Bank AG           Makinson Cowell US Ltd     Maxcor Financial
Merrill                     Merrill Lynch              Midwest Research
Mizuho Securities           Morgan Stanley             Morningstar
Natexis Bleichroeder        Ned Davis Research Group   Nomura Securities
Pacific Crest               Pacific Crest Securities   Pacific Growth Equities
Petrie Parkman              Pictet                     Piper Jaffray Inc.
Plexus                      Prager Sealy & Co.         Prudential Securities
Ramirez & Co.               Raymond James              RBC Capital Markets
RBC Dain Rauscher           Research Direct            Robert W. Baird
Roosevelt & Cross           Russell Mellon             Ryan Beck & Co.
Sanford C. Bernstein        Scotia Capital Markets     SG Cowen & Co.
SG Cowen Securities         Soleil Securities Group    Standard & Poors
Stone & Youngberg           SWS Group                  Taylor Rafferty
Think Equity Partners       Thomas Weisel Partners     UBS
Wachovia                    Wachovia Corp              Wachovia Securities
Wescott Financial           William Blair              Yieldbook

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management investment  company that was organized in 1944. Since 1979 the Fund has been a
Maryland corporation.

      |X|  Classes  of  Shares.   The   Directors  are   authorized,   without
shareholder  approval,  to create  new  series  and  classes  of  shares.  The
Directors may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Directors  also may divide or combine the shares of a class  into a greater  or  lesser  number of  shares  without  changing  the proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C,  Class  N  and  Class  Y.  All  classes  invest  in  the  same   investment
portfolio.  Only  retirement  plans may purchase Class N shares.  Only certain institutional  investors may elect to purchase  Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X|  Meetings  of  Shareholders.  Although  the Fund is not  required by
Maryland law to hold annual meetings,  it may hold  shareholder  meetings from time to time on important  matters or when required to do so by the Investment
Company Act or other  applicable  law. The  shareholders  of the Fund's parent corporation  have the right to call a meeting to remove a Director  or to take certain  other  action  described in the  Articles of  Incorporation  or under
Maryland law.

      The Fund will hold a meeting when the  Directors  call a meeting or upon proper request of shareholders.  If the Fund's parent  corporation  receives a written  request  of the  record  holders  of at least 25% of the  outstanding shares  eligible  to be voted at a meeting to call a meeting  for a  specified purpose  (which might include the removal of a Director),  the Directors  will call a meeting of shareholders for that specified  purpose.  The Fund's parent corporation  has  undertaken  that it will  then  either  give the  applicants access to the Fund's  shareholder  list or mail the applicants'  communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board
of  Directors,   which  is   responsible   for  protecting  the  interests  of
shareholders  under Maryland law. The Directors meet  periodically  throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee,  a Regulatory & Oversight
Committee,  a  Governance  Committee  ,  and  a  Proxy  Committee.  The  Audit
Committee is comprised  solely of  Independent  Directors.  The members of the
Audit Committee are Edward L. Cameron  (Chairman),  F. William Marshall,  Jr.,
George C.  Bowen and Robert J.  Malone.  The Audit  Committee  held 6 meetings during the fiscal year ended December __, 2004. The Audit  Committee  provides
the  Board  with  recommendations   regarding  the  selection  of  the  Fund's
independent  auditor.  The Audit  Committee also reviews the scope and results of  audits  and the  audit  fees  charged,  reviews  reports  from the  Fund's independent auditor concerning the Fund's internal  accounting  procedures and controls,  and reviews reports of the Manager's internal auditor,  among other duties as set forth in the Committee's charter.

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
Robert G. Avis, Sam Freedman and Beverly  Hamilton.  The Review Committee held
6 meetings  during the  fiscal  year ended  December  31,  2004.  Among  other functions,  the Review Committee reviews reports and makes  recommendations to the  Board  concerning  the fees  paid to the  Fund's  transfer  agent and the
Manager and the services  provided to the Fund by the  transfer  agent and the
Manager.  The Review Committee also reviews the Fund's investment  performance and  policies  and  procedures  adopted by the Fund to comply with  Investment
Company Act and other applicable law.

      The  members  of  the  Governance   Committee  are  Robert  Malone
(Chairman),   William   Armstrong,   Beverly  Hamilton  and  F.  William
Marshall,  Jr.  Each member of the  Committee  is  independent,  meaning each person is not an  "interested  person" as defined in the Investment
Company Act. The  Governance  Committee was  established  in August 2004 and held two meetings  during the Fund's fiscal year ended  December 31,
2004.  The  Governance   Committee  is  expected  to  consider   general
governance matters,  including a formal process for shareholders to send communications  to the Board and the  qualifications  of candidates  for board positions including  consideration of any candidate recommended by shareholders.

      The  Governance  Committee  has not yet  adopted  a  charter,  but anticipates  that it will do so by the end of this  calendar  year.  The
Committee has temporarily  adopted the process previously adopted by the
Audit Committee regarding  shareholder  submission of nominees for board
positions.   Shareholders  may submit names of individuals,  accompanied
by  complete  and  properly  supported   resumes,   for  the  Governance
Committee's  consideration  by mailing such information to the Committee in care of the Fund.  The  Committee  may consider  such persons at such
time  as  it  meets  to  consider  possible  nominees.   The  Committee,
however,  reserves  sole  discretion  to determine  the  candidates  for trustees  and  independent  trustees to  recommend  to the Board  and/or shareholders  and may identify  candidates other than those submitted by
Shareholders.   The Committee may, but need not, consider the advice and
recommendation of the Manager and its affiliates in selecting  nominees.
The full Board elects new  trustees  except for those  instances  when a shareholder vote is required.

Shareholders   who  desire  to  communicate  with  the  Board  should  address correspondence  to the Board as an  individual  Board  member  and may  submit their  correspondence  electronically at  www.oppenheimerfunds.com  under the
                                          ------------------------------------
caption  "contact  us" or by  mail  to the  Fund at the  address  above.  The
------------------------------------------------------------------------------
Governance  Committee  will  consider  if  a  different  process  should  be
------------------------------------------------------------------------------
recommended to the Board.
-------------------------

Directors  and  Officers  of the  Fund.  Except  for Mr.  Murphy,  each of the
Directors is an "Independent  Director" under the Investment  Company Act. Mr.
Murphy is an "Interested  Director," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager,  he will resign as a director of the Fund and the other Board II Funds (defined  below)
for which he is a trustee or director.

      The Fund's  Directors  and  officers and their  positions  held with the
Fund  and  length  of  service  in  such   position(s)   and  their  principal
occupations  and business  affiliations  during the past five years are listed in the chart  below.  The  information  for the  Directors  also  includes the dollar  range of shares of the Fund as well as the  aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the
Directors.  All of  the  Directors  are  also  trustees  or  directors  of the following  Oppenheimer funds (except for Mrs. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer  Senior Floating Rate Fund) (referred to as "Board
II Funds"):

                                           Oppenheimer   Principal   Protected

Oppenheimer Champion Income Fund           Trust II
Oppenheimer Capital Income Fund            Oppenheimer Real Asset Fund

                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund        Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Leavy, Gilespie,  Miao, Murphy,  Peterson,  Vandehey,  Vottiero,
Wixted  and Zack and Mses.  Ives who are  officers  of the Fund,  respectively hold the same  offices  with one or more of the  other  Board II Funds as with the Fund.  As of January 28, 2004,  the Directors and officers of the Fund, as a group,  owned of record or beneficially less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares held of record by an  employee  benefit  plan for  employees  of the  Manager, other than the shares  beneficially  owned under that plan by the  officers of the Fund listed above. In addition,  each Independent Director, and his family members,  do not own  securities of either the Manager or  Distributor  of the
Board II Funds or any person  directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

     The  address of each  Director  in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other  Trusteeships/Directorships Held by Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Overseen
Age                 Currently Overseen by Director            the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private $0         Over
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman of the     Mortgage     Company     (since    1991),
Board since 2003    Centennial  State Mortgage Company (since
and Director since  1994),   The  El  Paso  Mortgage  Company
since 1999          (since   1993),    Transland    Financial
Age: 67             Services,  Inc. (since 1997); Chairman of
                    the following private  companies:,  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley    Foundation..     Formerly    a
                    director   of  the   following:   Storage
                    Technology  Corporation  (  publicly-held
                    computer     equipment     company)     (
                    1991-February  2003),  and  International
                    Family     Entertainment      (television
                    channel)   (1992-1997),   Frontier   Real
                    Estate,  Inc.  (residential  real  estate
                    brokerage)   (1994-1999),   and  Frontier
                    Title    (title     insurance     agency)
                    (1995-June  1999);  and  a  U.S.  Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G. $0         $Over
Director since 1993 Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 73             of private equity funds) (until  February

                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly   Assistant   Secretary   and  a $10,001-$50Over
Director since 1997 director  (December  1991-April  1999) of            $100,000
Age: 68             Centennial        Asset        Management
                    Corporation:  President,  Treasurer and a
                    director   (June   1989-April   1999   of
                    Centennial  Capital  Corporation;   Chief
                    Executive   Officer  and  a  director  of
                    MultiSource  Services,  Inc.  Until April
                    1999 Mr. Bowen held several  positions in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         Over
Director since 1999 Vernon,  George  Washington's home (since            $100,000
Age: 66             June  2000).   Formerly  Director  (March
                    2001 - May 2002) of Genetic ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);   a   partner   (July
                    1974-June            1999)           with
                    PricewaterhouseCoopers       LLP      (an
                    accounting firm) and Chairman  (July1994-
                    June  1998),  of  Price   Waterhouse  LLP
                    Global  Investment   Management  Industry
                    Services  Group.  Oversees 38  portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director  (since  February 1998) of Rocky $0         Over
Director since 1990 Mountain      Elk      Foundation      (a            $100,000
Age: 62             not-for-profit  foundation);  a  director
                    (since  1997) of  Putnam  Lovell  Finance
                    (finance  company);   a  director  (since
                    June 2002)  ofUNUMProvident (an insurance
                    company).  Formerly a  director  (October
                    1999-October      2003)      of      P.R.
                    Pharmaceuticals   (  a   privately   held
                    company);  Chairman and a director (until
                    October  1996)  and  President  and Chief
                    Executive  Officer  (until  October 1995)
                    of   the   Manager;    President,   Chief
                    Executive  Officer and a director  (until
                    October 1995) of Oppenheimer  Acquisition
                    Corp.,  Shareholders  Services  Inc.  and
                    Shareholder   Financial  Services,   Inc.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a $50,001-$10Over0
Director since 1996 non-profit   charity)  (since   September            $100,000
Age: 64             1984).  Formerly (until October 1994) Mr.

                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly          L. Trustee   of    Monterey    International $0         $10,001 -
Hamilton,           Studies  (an  educational   organization)            $50,0001
Director since 2002 (since  February 2000); a director of The
Age: 58             California   Endowment  (a  philanthropic
                    organization)  (since  April 2002) and of
                    a   Community    Hospital   of   Monterey
                    Peninsula   (educational    organization)
                    (since  February  2002);  a  director  of
                    America  Funds  Emerging  Markets  Growth
                    Fund (since  October 1991) (an investment
                    company);  an  advisor  to Credit  Suisse
                    First  Boston's  Sprout  venture  capital
                    unit.  Mrs.  Hamilton also is a member of
                    the   investment    committees   of   the
                    Rockefeller     Foundation     and    the
                    University    of   Michigan.    Formerly,
                    Trustee   of   MassMutual   Institutional
                    Funds   (open-end   investment   company)
                    (1996-May   2004);   a  director  of  MML
                    Series  Investment  Fund (April  1989-May
                    2004) and MML  Services  (April  1987-May
                    2004) (investment  companies);  member of
                    the investment  committee  (2000-2003) of
                    Hartford Hospital an advisor  (2000-2003)
                    to  Unilever  (Holland)'s  pension  fund;
                    and President (February  1991-April 2000)
                    of ARCO  Investment  Management  Company.
                    Oversees    37    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman,  Chief  Executive  Officer  and $0         Over
Director since 2002 Director of Steele  Street  State Bank (a            $100,000
Age: 60             commercial  banking entity) (since August
                    2003);  director  of  Colorado  UpLIFT (a
                    non-profit  organization)  (since  1986);
                    trustee  (since  2000)  of the  Gallagher
                    Family       Foundation       (non-profit
                    organization).   Formerly,   Chairman  of
                    U.S.  Bank-Colorado (a subsidiary of U.S.
                    Bancorp and  formerly  Colorado  National
                    Bank,)  (July   1996-April  1,  1999),  a
                    director of: Commercial  Assets,  Inc. (a
                    REIT) (1993-2000),  Jones Knowledge, Inc.
                    (a  privately  held  company)  (2001-July
                    2004)  and U.S.  Exploration,  Inc.  (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex..

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   of   MassMutual   Institutional $0         Over
Marshall, Jr.,      Funds   (since   1996)  and  MML   Series            $100,000
Director since 2000 Investment   Fund   (since   1987)  (both
Age: 62             open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the
                    SIS  Fund  (a  private   not  for  profit
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial
Center, 225 Liberty Street, New York, NY 10281-1008.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;              Principal   Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other  Trusteeships/Directorships  Held by Shares     Owned in
with Fund;         Trustee;                                   Beneficiallany of the
Length of Service; Number  of   Portfolios  in  Fund  Complex Owned in   Oppenheimer
Age                Currently Overseen by Director             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      $0         Over
President and      director (since June 2001) and President              $100,000
Director since     (since September 2000) of the Manager;
October 2001       President and a director or trustee of
Age: 55            other Oppenheimer funds; President and a
                   director (since July 2001) of Oppenheimer
                   Acquisition Corp. (the Manager's parent
                   holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (a holding
                   company subsidiary of the Manager); a
                   director (since November 2001) of
                   OppenheimerFunds Distributor, Inc. (a
                   subsidiary of the Manager); Chairman and
                   a director (since July 2001) of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager); President and a director (since
                   July 2001) of OppenheimerFunds Legacy
                   Program (a charitable trust program
                   established by the Manager); a director
                   of the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and a
                   director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President (since February 1997) of
                   Massachusetts Mutual Life Insurance
                   Company (the Manager's parent company); a
                   director (since June 1995) of DLB
                   Acquisition Corporation (a holding
                   company that owns the shares of Babson
                   Capital Management LLC); a member of the
                   Investment Company Institute's Board of
                   Governors (elected to serve from October
                   3, 2003 through September 30, 2006).
                   Formerly, Chief Operating Officer
                   (September 2000-June 2001) of the
                   Manager; President and trustee (November
                   1999-November 2001) of MML Series
                   Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (a wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 62 portfolios as
                   Trustee/Director and 21 additional
                   portfolios as Officer in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

            The address of the Officers in the chart below is as follows: for
      Messrs. Leavy,  Poiesz, Maio, Gillespie, Bloomberg and Zack, Two World
      Financial Center, 225 Liberty Street - 11th Floor, New York, NY
      10281-1008; for Messrs. Petersen, Vottiero and Wixted and Ms. Ives,
      6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Christopher Leavy,      Senior  Vice  President   (since   September  2000)  of  the
Vice President and      Manager; an officer of 7 portfolios in the  OppenheimerFunds
Portfolio Manager       complex;  prior to joining the Manager in September 2000, he
since 2000              was a  portfolio  manager  of  Morgan  Stanley  Dean  Witter
Age:  32                Investment Management (1997 - September 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer,    Principal the  Manager;  Treasurer  of  HarbourView  Asset  Management
Financial           and Corporation,    Shareholder   Financial   Services,    Inc.,
Accounting      Officer Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
since 1999              Management   Corporation,    and   Oppenheimer   Partnership
Age: 45                 Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003);   Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)   at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting  of the Manager since March
Assistant Treasurer     2002.  Formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 41                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 83 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Vice President &        Counsel (since February 2002) of the Manager; General
Secretary since 2001    Counsel and a director (since November 2001) of the
Age: 55                 Distributor; General Counsel (since November 2001) of
                        Centennial Asset Management Corporation; Senior Vice
                        President and General Counsel (since November 2001) of
                        HarbourView Asset Management Corporation; Secretary and
                        General Counsel (since November 2001) of Oppenheimer
                        Acquisition Corp.; Assistant Secretary and a director
                        (since October 1997) of OppenheimerFunds International Ltd.
                        and OppenheimerFunds plc; Vice President and a director
                        (since November 2001) of Oppenheimer Partnership Holdings,
                        Inc.; a director (since November 2001) of Oppenheimer Real
                        Asset Management, Inc.; Senior Vice President, General
                        Counsel and a director (since November 2001) of Shareholder
                        Financial Services, Inc., Shareholder Services, Inc., OFI
                        Private Investments, Inc. and OFI Trust Company; Vice
                        President (since November 2001) of OppenheimerFunds Legacy
                        Program; Senior Vice President and General Counsel (since
                        November 2001) of OFI Institutional Asset Management, Inc.;
                        a director (since June 2003) of OppenheimerFunds (Asia)
                        Limited. Formerly Senior Vice President (May 1985-December
                        2003), Acting General Counsel (November 2001-February 2002)
                        and Associate General Counsel (May 1981-October 2001) of
                        the Manager; Assistant Secretary of Shareholder Services,
                        Inc. (May 1985-November 2001), Shareholder Financial
                        Services, Inc. (November 1989-November 2001); and
                        OppenheimerFunds International Ltd. (October 1997-November
                        2001). An officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 39                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age:  37                PaineWebber  Incorporated)  (May 1999 - April 2004) prior to which she was an Associate at Skaden,  Arps, Slate,  Meagher
                        & Flom, LLP (September  1996 - April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 83 portfolios
Age: 33                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager since  September 2004.  Formerly Mr.  Gillespie held
since 2004              the  following   positions  at  Merrill   Lynch   Investment
Age:  40                Management:  First  Vice  President  (2001-September  2004);
                        Director  (from  2000) and Vice  President  (1998-2000).  An officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,             Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager since June 2004.  Formerly an Associate  with Sidley
since 2004              Austin  Brown & Wood LLP  (September  1999 - May  2004).  An
Age:  32                officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|  Remuneration of Directors.  The officers of the Fund and Mr. Murphy
(who is an officer and Director of the Fund) are  affiliated  with the Manager and receive no salary or fee from the Fund.  The  remaining  Directors  of the
Fund received the  compensation  shown below from the Fund with respect to the
Fund's fiscal year ended  December 31, 2004. The  compensation  from all 44 of the Board II Funds (including the Fund) represents  compensation  received for serving as a director or trustee and member of a committee (if  applicable) of the boards of those funds during the calendar year ended December 31, 2004.

-------------------------------------------------------------------------------
Director Name and Other Fund            Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1               Directors*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                         $                     $

Chairman of the Board and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                               $                     $
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                              $                     $
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                            $                     $
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                                $                     $
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                                 $                     $
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton

Review Committee Member and                 $2                    $3,4
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman and           $5                     $3
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.                     $                     $6

Audit Committee Member and
Governance Committee Member

-------------------------------------------------------------------------------
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Director.

2.    Includes  $______  deferred under Deferred  Compensation  Plan described below.
3.    "Total  Compensation  From Fund and Fund Complex" paid to Mrs.  Hamilton and Mr.  Malone was paid by all the Board II Funds,  with the  exception of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees (total of 37 Oppenheimer funds at December 31, 2004).
4. Includes $_____ deferred under Deferred Compensation Plan described below.
5.    Includes  $______  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

|X|   Deferred  Compensation  Plan for  Directors.  The Board of Directors has
adopted a Deferred Compensation Plan for disinterested  Directors that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred  by a  Director  is  periodically  adjusted  as though an  equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the  Director.  The  amount  paid to the  Director  under  the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  Fund to  retain  the  services  of any  Director  or to pay any particular level of compensation to any Director.  Pursuant to an Order issued by the SEC, the Fund may invest in the funds  selected by the  Director  under the plan without  shareholder  approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X| Major  Shareholders.  As of January 28,  2004,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were the following:

      MCB Trust Services Cust., FBO Metro Corp.,  Retirement Savings, 700 17th
      Street,  Suite 300 Denver,  Colorado  80202-3531 which owned ___________
      Class  N  shares  (representing  _____%  of  the  Class  N  shares  then outstanding);

      Security Trust Co. TR, The Glass Group Inc.  Collective,  Bargained 401k
      Savings  Plan,  2390 E.  Camelback  Road,  Suite 240,  Phoenix,  Arizona
      85016-3424 which owned _____ Class N shares  (representing _____% of the
      Class N shares then outstanding);

      Circle Trust Company  Cust.,  Lionel  Sawyer & Collins  Metro Center,  1
      Station  Place,  Stamford,  CT  06902-6900  which  owned  _____  Class N shares (representing _____% of the Class N shares then outstanding);

      Security  Trust  Co.  TR,  The  Glass  Group  Inc.,  401k  PSP,  2390 E.
      Camelback  Road,  Suite 240,  Phoenix,  Arizona  85016-3424  which owned
      ______  Class N shares  (representing  _____% of the Class N shares then outstanding);

      Massachusetts   Mutual   Life   Insurance   Co.,   1295  State   Street,
      Springfield,  Massachusetts  01111-0001 which owned _____ Class Y shares
      (representing _____% of the Class Y shares then outstanding);

      IBT & Co. Trust.  OppenheimerFunds  Capital  Accumulation  Plan,  Attn.:
      MML037,   200  Clarendon  Street,   Floor  16,  Boston,   Massachusetts,
      02116-5021 which owned _____ Class Y shares  (representing _____% of the
      Class Y shares then outstanding).

      Massachusetts  Mutual Life Insurance Co., Separate  Investment  Account,
      Attn.: N225, 1295 State Street,  Springfield,  Massachusetts  01111-0001
      which owned  ______ Class Y shares  (representing  _____% of the Class Y shares then outstanding);

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
            -----------
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which the Fund  votes  proxies  relating  to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts  of  interest  that may arise  between the Fund and OFI where an OFI directly-controlled  affiliate  manages or administers the assets of a pension plan of a company  soliciting  the proxy.  The Fund's  Portfolio  Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the  recommendation  of the issuer's  management  on
         routine  matters,   including  election  of  directors  nominated  by
         management  and  ratification  of  auditors,   unless   circumstances
         indicate otherwise.
o     In  general,  the Fund  opposes  anti-takeover  proposals  and  supports
         elimination    of    anti-takeover    proposals,    absent    unusual
         circumstances.
o     The Fund supports shareholder  proposals to reduce a super-majority vote
         requirement,    and   opposes   management   proposals   to   add   a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business  activity.
         The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports  management proposals, the Fund opposes plans it considers to be excessive.

      The Fund  will be  required  to file new Form  N-PX,  with its  complete proxy voting  record for the 12 months  ended June 30th,  no later than August
31st of each  year.  The first  such  filing is due no later  than  August 31,
2004, for the twelve months ended June 30, 2004.  Once filed,  the Fund's Form
N-PX filing will be available (i) without  charge,  upon  request,  by calling the  Fund  toll-free  at  1.800.225.5677  and  (ii) on the  SEC's  website  at
www.sec.gov.
-----------

    |X| The Investment  Advisory  Agreement.  The Manager provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's Equity and  Fixed-Income  Portfolio
Departments  provide  the  portfolio  managers  with  counsel  and  support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during  its last three fiscal years were:

-------------------------------------------------------------------------------
 Fiscal Year ended 12/31:     Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $14,816,495
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                $13,118,248
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2004                                     $

-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual  Approval  of  Investment  Advisory  Agreement.  Each
year,  the  Board  of  Directors,  including  a  majority  of the  Independent
Directors,  is  required to approve  the  renewal of the  investment  advisory agreement.  The  Investment  Company Act requires  that the Board  request and evaluate  and  the  Manager  provide  such  information  as may be  reasonably necessary  to evaluate the terms of the  investment  advisory  agreement.  The
Board  employs an  independent  consultant  to prepare a report that  provides such information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the investment advisory agreement.  Among other factors, the
Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
         Fund from its relationship with the Manager, and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
         relationship  with the Fund. These included  services provided by the
         Distributor  and the Transfer  Agent,  and  brokerage and soft dollar arrangements  permissible  under  Section  28(e)  of  the  Securities
         Exchange Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent  Directors meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund and experienced Counsel to the Independent  Trustees who assisted the Board in its deliberations.  The Fund's  Counsel and the  Independent  Trustees  Counsel is
independent  of the  Manager  within the  meaning  and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,   the  Board,  including  the  Independent
Directors,  concluded  that it was in the best  interest  of  shareholders  to continue the investment  advisory agreement for another year and that the fees charged there under are fair and  reasonable.  In arriving at a decision,  the
Board did not  single  out any one  factor or group of  factors  as being more important than other factors,  but considered all factors together.  The Board judged  the  terms  and  conditions  of  the  investment  advisory  agreement, including  the  investment  advisory  fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The  commissions  paid to such  brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith determination  that the  commission is fair and  reasonable in relation to the services provided.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which  the  option  relates.  When  possible,  the  Manager  tries to  combine concurrent  orders to purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those  combined  orders are averaged as to price and  allocated in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Directors permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------
 Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $9,768,938
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                $8,797,5592
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2004                                     $

-------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
2.    During  the  fiscal  year ended  12/31/03,  the  amount of  transactions directed  to brokers  for  research  services  was  $1,594,728,321  and the amount of the  commissions  paid to  broker-dealers  for those services was
   $2,830,648.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter in the continuous public  offering of the Fund's classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor from the sale of shares and the contingent  deferred sales charges retained by the  Distributor  on the  redemption  of shares  during the Fund's three most recent fiscal years are shown in the tables below.

------------------------------------
Fiscal     Aggregate     Class A
           Front-End    Front-End
             Sales        Sales
Year       Charges on    Charges
Ended       Class A    Retained by
 12/31:      Shares    Distributor1
------------------------------------
------------------------------------
  2002     $1,494,098    $506,476
------------------------------------
------------------------------------
  2003     $1,305,031    $427,755
------------------------------------
------------------------------------

  2004         $            $

------------------------------------
1.    Included amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------
Fiscal     Concessions   Concessions   Concessions  Concessions
           on Class A    on Class B    on Class C    on Class N
Year         Shares        Shares        Shares        Shares
Ended      Advanced by   Advanced by   Advanced by  Advanced by
 12/31:   Distributor1  Distributor1  Distributor1  Distributor1
-----------------------------------------------------------------
-----------------------------------------------------------------

  2002       $55,432     $1,288,477      $94,616      $35,8362

-----------------------------------------------------------------
-----------------------------------------------------------------
  2003       $50,866      $954,019       $86,626      $74,766
-----------------------------------------------------------------
-----------------------------------------------------------------

  2004

-----------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of  Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
12/31     Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002        $15,967         $1,359,169         $9,892          $2,890
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003         $9,692          $747,803          $7,395          $21,009
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004

-----------------------------------------------------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for
Class A shares and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs incurred in connection with the  distribution  and/or  servicing of the shares of the  particular  class.  Each plan has been approved by a vote of the Board
of Directors, including a majority of the Independent Directors1,    cast   in
person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate  brokers, dealers or other financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Fund's  Board of  Directors  and its
Independent  Directors  specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the Independent  Directors or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Directors and the  Independent  Directors  must approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the Class A the plan that  would  materially increase  payments  under the plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the Board of  Directors  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Directors.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Directors of the Fund who are not "interested  persons" of the Fund is committed to the  discretion of the  Independent  Directors.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Directors.

    Under the plans for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the  Independent  Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A shares.  The Distributor does not receive or retain the service fee on
Class A shares in accounts  for which the  Distributor  has been listed as the broker-dealer of record.  The Board has set the rate at that level.  While the plan permits the Board to authorize  payments to the  Distributor to reimburse itself for services  under the plan,  the Board has not yet done so, except in the case of the special arrangement described below,  regarding  grandfathered retirement  accounts.  The  Distributor  makes  payments  to  plan  recipients quarterly  at an annual  rate not to exceed  0.25% of the  average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  December 31, 2004 payments  under the Class A plan  totaled  $______________,  of which  $_____________  was retained by the
Distributor  under the arrangement  described above,  regarding  grandfathered retirement  accounts,  and  included  $_________  paid to an  affiliate of the
Distributor's  parent  company.  Any  unreimbursed  expenses  the  Distributor incurs with  respect to Class A shares in any fiscal year cannot be  recovered in subsequent  years. The Distributor may not use payments  received under the
Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and  Distribution  Plan Fees. Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain
any service fees as to the assets represented by that account.   The
Distributor does not receive or retain the service fee on Class B, Class C or
Class N shares in accounts for which it is listed as the broker-dealer of record.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective class.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

---------------------------------------------------------------------------------

     Distribution Fees Paid to the Distributor for the Year Ended 12/31/04

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:            Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan        $              $1               $0                 0%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan        $              $2                $                 %
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan        $              $3                $                 %
---------------------------------------------------------------------------------

1.    Includes $____ paid to an affiliate of the Distributor's parent company.
2.    Includes $____ paid to an affiliate of the Distributor's parent company.
3.    Includes $____ paid to an affiliate of the Distributor's parent company.

    All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Associations of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Total returns measure the  performance of a hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for  returns  for the  one-year  period,  and total  returns for the periods prior to 03/01/01 (the  inception date for Class N shares) is based on the Fund's  Class A returns,  adjusted  to  reflect  the higher  Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV   l/n - 1  = Average Annual Total
---
               Return
  P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on
Fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P    = Total Return
-----------
P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/04

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of  Cumulative Total             Average Annual Total Returns
             Returns (10
          years or Life of
Shares         Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 1-Year            5-Year          10-Year
                                                    (or              (or
                                               life-of-class)   life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without  After    Without  After   Without  After    Without
          Sales    Sales    Sales    Sales    Sales   Sales    Sales    Sales
           Charge   Charge   Charge   Charge  Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A1%        %        %        %        %       %        %        %
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B2%        %        %        %        %       %        %        %
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C3%        %        %        %        %       %        %        %
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N4%        %        %        %        %       %        N/A      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y5%        %        %        %        %       %        %        %
--------------------------------------------------------------------------------
1. Inception of Class A:      10/2/47.
2. Inception of Class B:      5/3/93.
3. Inception of Class C:      8/29/95.
4. Inception of Class N:      3/1/01.
5. Inception of Class Y:      6/1/94.

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/04

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year        10-Year
                                                            (or life of
                                                               class)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on Distributions       %              %              %1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on                     %              %              %1
Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
   1. Inception date of Class A: 10/2/47.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|  Lipper  Rankings.  From  time to time  the  Fund  may  publish  the ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,  Inc.
("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies, including  the Fund,  and ranks  their  performance  for  various  periods  in categories based on investment  styles.  The Lipper  performance  rankings are based  on  total  returns  that  include  the  reinvestment  of  capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among large blend funds.

Morningstar  proprietary star ratings reflect historical  risk-adjusted  total investment  return.  For  each  fund  with  at  least  a  three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Convertible Securities Fund   Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.

                                          Oppenheimer  Quest  International  Value

Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund

                                          Oppenheimer      Rochester      National

Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals
And the following money market funds:

Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.       Centennial Government Trust
Centennial California Tax Exempt
TrustCentennial America Fund, L. P.       Centennial Money Market Trust
Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust

                                          Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or (effective March 18, 2005) Class C shares of the
Fund or other Oppenheier funds during a 13-month period. The total amount of your purchases of  Class A, Class B and (effective March 18th Class C shares will determine the sales charge rate that applies to your  Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of
Oppenheimer Money Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A,  Class B and
(effective March 18th) Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the
Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less that $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only  Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments )other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer Funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $100,000 or more for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on any account with a share balance valued at less than
$500. The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new account balance may become subject to the Minimum
         Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
A fund account that has only certifiecated shares and, has a balance below
         $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and

o     A fund o    account that falls below the $500 minimum solely due to
         market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
                                           ------------------------
1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities with readily available market quotes traded on a U.S.
securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Directors, or

(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonably inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of 397 days or less when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are generally used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal exchange or on Nasdaq(R)on the valuation date.
If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by averaging the means between
"bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:

   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust             Oppenheimer Money Market Fund,

                                             Inc.

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main

                                            Street Fund

   Oppenheimer Convertible Securities Fund  Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester National Municipals
   Oppenheimer International Bond Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Growth Fund    Oppenheimer Small Cap Value Fund
   Oppenheimer International Small Company  Oppenheimer Total Return Bond Fund
   Fund

                                            Limited Term New York Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
   o        Class Y shares of Oppenheimer Real Asset Fund may not be

      exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).

o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, of Limited-Term Government Fund,
Limited Term Municipal Fund, Limited Term New York Municipal Fund, and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the Fund must be pre-approved the Audit Committee.
Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit Committee.

                                     A-7
                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications
                           ------------------------

Aerospace & Defense                  Household Durables
Air Freight & Couriers               Household Products
Airlines                             Industrial Conglomerates
Auto Components                      Insurance
Automobiles                          Internet & Catalog Retail
Beverages                            Internet Software & Services
Biotechnology                        IT Services
Building Products                    Leisure Equipment & Products
Capital Markets                      Machinery
Chemicals                            Marine
Commercial Banks                     Media
Commercial Services & Supplies       Metals & Mining
Communications Equipment             Multiline Retail
Computers & Peripherals              Multi-Utilities
Construction & Engineering           Office Electronics
Construction Materials               Oil & Gas
Consumer Finance                     Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services

                                     C-4
                                  Appendix C
OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|   Shares purchased in amounts of less than $5.00

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $1,000,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Equity Fund, Inc.

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Directors
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019
1234

PX420.0205

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                        OPPENHEIMER EQUITY FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)  Articles of  Incorporation  dated  12/5/79:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 48,  8/19/80,  and  refiled  with
Registrant's  Post-Effective  Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Articles of Incorporation,  amended as of 8/24/81: Previously filed with Registrant's  Post-Effective  Amendment No. 50, 4/23/82, and refiled with
Registrant's  Post-Effective  Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (iii) Articles of Amendment dated 4/28/87 to Articles of  Incorporation, changing  Registrant's  name from "Hamilton Funds,  Inc." to Oppenheimer Total
Return  Fund,  Inc.":   Previously  filed  with  Registrant's   Post-Effective
Amendment  No. 62,  4/27/87,  and  refiled  with  Registrant's  Post-Effective
Amendment  No.  75,4/27/95,  pursuant  to  Item  102  of  Regulation  S-T  and incorporated herein by reference.

      (iv) Articles of Amendment  dated 3/23/93 to Articles of  Incorporation:
Previously filed with Registrant's  Post-Effective  Amendment No. 72, 4/28/93,
refiled with Registrant's  Post-Effective Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Articles  Supplementary  dated 4/14/93 to Articles of Incorporation:
Previously filed with Registrant's  Post-Effective  Amendment No. 72, 4/28/93,
refiled with Registrant's  Post-Effective Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi) Articles  Supplementary dated 3/30/94 to Articles of Incorporation:
Previously filed with  Post-Effective  Amendment No. 74, 3/29/94,  and refiled with  Post-Effective  Amendment  No.  78,  3/29/96,  pursuant  to Item  102 of
Regulation S-T, and incorporated herein by reference.

      (vii)   Articles    Supplementary   dated   7/13/95   to   Articles   of
Incorporation:  Filed  with  Registrant's  Post-Effective  Amendment  No.  77,
8/25/95, and incorporated herein by reference.

      (viii)   Articles   Supplementary   dated   1/19/01   to   Articles   of
Incorporation:   Previously  filed  with  Post-Effective   Amendment  No.  86,
2/12/01, and incorporated herein by reference.

      (ix)  Articles of Amendment  dated 8/20/03 to Articles of  Incorporation changing  Registrant's  name from  "Oppenheimer  Total Return  Fund,  Inc." to
"Oppenheimer Equity Fund, Inc.": Filed herewith.

(b)   Amended By-Laws,  dated 1/19/01:  Previously  filed with  Post-Effective
Amendment No. 86, 2/12/01, and incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 88, 4/26/02, and incorporated herein by reference.
      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 88, 4/26/02, and incorporated herein by reference.
      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 88, 4/26/02, and incorporated herein by reference.
      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 88, 4/26/02, and incorporated herein by reference.
      (v)  Specimen  Class  Y  Share   Certificate:   Previously   filed  with
      Registrant's  Post-Effective Amendment No. 88, 4/26/02, and incorporated herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement  dated  January 1,
2005: Filed herewith.

(e)   (i)   General    Distributor's    Agreement   between   Registrant   and
      Oppenheimer Fund Management, Inc. dated 10/13/92:  Previously filed with
      Registrant's  Post-Effective  Amendment  No. 71,  2/26/93,  refiled with
      Registrant's  Post-Effective Amendment No. 75, 4/27/95, pursuant to Item
      102 of Regulation S-T and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
      OppenheimerFunds    Distributor,    Inc.:    Previously    filed    with
      Post-Effective  Amendment  No.  45  to  the  Registration  Statement  of
      Oppenheimer   High  Yield  Fund  (Reg.  No.  2-62076),   10/26/01,   and
      incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i)   Global Custodial  Services  Agreement dated July 15, 2003, between
      Registrant and Citibank,  N.A.:  Previously filed with the Pre-Effective
      Amendment   No.  1  to  the   Registration   Statement  of   Oppenheimer
      International  Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and
      incorporated herein by reference.

      (ii)  Amended and Restated  Foreign Custody Manager  Agreement dated May
      31, 2001,  as amended July 15, 2003,  between  Registrant  and Citibank,
      N.A:  Previously  filed with the  Pre-Effective  Amendment  No. 1 to the
      Registration  Statement  of  Oppenheimer  International  Large-Cap  Core
      Trust  (Reg.  No.  333-106014),   8/5/03,  and  incorporated  herein  by
      reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel   1/30/81:   Previously   filed  with
Registrant's   Post-Effective   Amendment  No.  57,   4/25/85,   refiled  with
Post-Effective  Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

(j)   Independent  Registered Public  Accounting  Firm's Consent:  To be filed with Amendment.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
      shares dated 4/15/04:  under rule 12b-1 of the Investment Company Act of
      1940; Filed herewith.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for Class B Shares dated  2/24/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 81, 4/29/98,  and  incorporated  herein by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Class C

      shares dated 2/23/04:  under Rule 12b-1 of the Investment Company Act of
      1940; Filed herewith.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares
      dated  10/24/00:   Previously  filed  with  Registrant's  Post-Effective
      Amendment No. 89, 2/25/03, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
10/22/03:  Previously  filed  with  Post-Effective  Amendment  No.  11 to  the
Registration  Statement of  Oppenheimer  Senior  Floating Rate Fund (Reg.  No.
333-82579), 11/17/03, and incorporated herein by reference.

(o)    Powers  of  Attorney  dated  10/9/03  for  all  Trustees/Directors  and
Officers:   Previously  filed  with  Pre-Effective  Amendment  No.  1  to  the
Registration  Statement of Oppenheimer  Principal Protected Trust II (Reg. No.
333-108093), 11/6/03, and incorporated herein by reference

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of  Oppenheimer
Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26 (b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,      Formerly Vice President (April 2000) and First
Vice President                 Vice President (February 2003-July 2004) of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emeline S. Adwers,             Formerly Senior Analyst at Palantir Capital
Vice President                 (November 1999-January 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Shareholder Financial Services, Inc., OFI
                               Private Investments, Inc. and Centennial Asset
                               Management Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly Associate Counsel and Legal Compliance
Assistant   Vice  President  & Officer at Great West-Life & Annuity Insurance
Associate Counsel              Co. (February 2004-October 2004); previously
                               with INVESCO Funds Group, Inc. (June
                               1993-December 2003), most recently as Senior
                               Staff Attorney.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary (since December 2001) of:
Vice President & Secretary     OppenheimerFunds Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc. and
                               OppenheimerFunds Legacy Program; (since January
                               2005) of Trinity Investment Management
                               Corporation. Secretary (since June 2003) of:
                               HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc. and OFI Institutional
                               Asset Management, Inc. Assistant Secretary
                               (since December 2001) of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer (since October 2003) of
Vice President                 OppenheimerFunds Distributor, Inc. and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly First Vice President and Associate
Vice   President  &  Associate General Counsel of UBS Financial Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly (until February 2004) an independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice President of Centennial Asset Management
Vice President                 Corporation. Formerly a Portfolio Manager at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice President and Corporate Counsel at
Vice    President   &   Senior Prudential Financial Inc. (October 2002 -
Counsel                        November 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly Vice President of ABN AMRO NA, Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vie President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Conception,       Formerly (until November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and OppenheimerFunds Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior  Vice   President   and
Director   of    International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant Secretary (as of July 2004) of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman   of  the   Rochester Governor of St. John's College; Chairman of the
Division                       Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business Management/Proprietary
Vice President                 Distribution at Citigroup Asset Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly an Associate in the Asset Management
Vice President                 Legal Department at Goldman Sachs & Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly First Vice President of Merrill Lynch
Senior   Vice    President   & Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior Vice President (Director of the
Vice President                 International Division) (since January 2004) of
                               OFI Institutional Asset Management, Inc.;
                               Director (since June 2003) of OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of OppenheimerFunds Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice President (since January 2004) of
Vice President                 OppenheimerFunds Distributor Inc. Formerly,
                               Director of INVESCO Distributors Inc. (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice     President,     Senior OppenheimerFunds Distributor, Inc. and
Counsel     and      Assistant Shareholder Services, Inc.; Assistant Secretary
Secretary                      of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President, Compensation Manager at
Assistant Vice President       The Bank of New York (November 1996-November
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly a Senior Vice President at Bank of
Senior Vice President          America (Wealth and Investment Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly Human Resources Manager at Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly Assistant Vice President of
Vice President                 OppenheimerFunds, Inc. (November 2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly an associate with Dechert LLP
Assistant   Vice  President  & (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly, a research/technology analyst at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a Marketing Manager at PIMCO Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly Senior Vice President and Senior
Vice President                 Portfolio Manager with Pioneer Investments, Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly Marketing Manager - Sales Force
Assistant Vice President       Marketing (March 2003-June 2004) of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant Secretary of HarbourView Asset
Vice   President  &  Associate Management Corporation, OppenheimerFunds Legacy
Counsel                        Program, OFI Private Investments, Inc., OFI
                               Institutional Asset Management, Inc., Centennial
                               Asset Management Corporation, Oppenheimer Real
                               Asset Management, Inc. and Trinity Investment
                               Management Corporation. Formerly an Associate at
                               Sidley Austin Brown and Wood LLP (1995 - October
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice President and Assistant Secretary of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman of the Board and Director of OFI Trust
Senior Vice President          Company; Chief Executive Officer, President,
                               Senior Managing Director and Director of
                               HarbourView Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; President,
                               Chairman and Director of Trinity Investment
                               Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President and Director of Oppenheimer
Chairman, President, Chief     Acquisition Corp. and Oppenheimer Partnership
Executive Officer & Director   Holdings, Inc. Director of Centennial Asset
                               Management Corporation, OppenheimerFunds
                               Distributor, Inc.; Chairman Director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; President and Director
                               f OppenheimerFunds Legacy Program; Director of
                               OFI Institutional Asset Management, Inc.,
                               Trinity Investment Management Corporation,
                               Tremont Capital Management, Inc., HarbourView
                               Asset Management Corporation, OFI Private
                               Investments, Inc.; President and Director of
                               Oppenheimer Real Asset Management, Inc.;
                               Executive Vice President of Massachusetts Mutual
                               Life Insurance Company; Director of DLB
                               Acquisition Corporation; a member of the
                               Investment Company Institute's Board of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly Marketing Professional, RFP Writer at
Assistant Vice President       JP Morgan Fleming Asset Management (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly a Senior Designer Manager of
Assistant Vice President       OppenheimerFunds, Inc. (April 2002 - December
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) at Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 Formerly Vice President, Head of Trust
Vice President                 Operations at Lehman Brothers (June 2004-October
                               2004) prior to which he was an Assistant Vice
                               President, Director of Trust Services at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly an RFP Manager/Associate at JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial Analyst with General
Assistant Vice President       Motors, NY Treasurer's Office (July 2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior Vice President of HarbourView Asset
Senior  Vice   President   and Management Corporation since February 2004.
Chief Financial Officer        Formerly, Director and Chief Financial Officer
                               at Citigroup Asset Management (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly Vice President at Merrill Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              Formerly a Vice President, Research and
Assistant Vice President       Development at Crucial Security Inc. (August
                               2000-May 2002; part-time while attending school
                               until 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly a Senior Portfolio Manager at Merrill
Senior  Vice  President,  Head Lynch (October 2002-May 2004). Founding partner
of Growth Equity Investments   of RiverRock, a hedge fund product (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and Director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation and Director
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly a research analyst in the large
Vice President                 equities group at Credit Suisse Asset Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger Financial Group
Assistant Vice President       LLC (May 2001-March 2003); Director of Financial
                               Reporting and Compliance at First Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Senior  Vice   President   and Inc., Centennial Asset Management Corporation
Chief Compliance Officer       and Shareholder Services, Inc. Formerly (until
                               March 2004) Vice President of OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly Assistant General Counsel at Reserve
Vice  President  and Assistant Management Company, Inc. (April to December
Counsel                        2004); attorney at Sidley Austin Brown & Wood
                               LLP (October 1997 - April 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of OppenheimerFunds Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   Formerly a Vice President at AIG Trading (March
Assistant Vice President       2003-May 2004) prior to which he was a Managing
                               Director at ING Barings (December 1999-February
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation and of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice   President  &  Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.
Senior Vice President          and OppenheimerFunds plc; Senior Vice President
                               (Managing Director of the International
                               Division) of OFI Institutional Asset Management,
                               Inc.; Director of OppenheimerFunds (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior  Vice   President   and
Senior   Investment   Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc., OppenheimerFunds plc and
                               OppenheimerFunds Legacy Program; Treasurer and
                               Chief Financial Officer of OFI Trust Company;
                               Assistant Treasurer of Oppenheimer Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of Centennial Asset
                               Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Capital Management, Inc.,
Executive   Vice    President, HarbourView Asset Management Corporation and OFI
Chief  Investment  Officer and Institutional Asset Management, Inc. (since June
Director                       2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Executive Vice President and   Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Director and
                               Assistant Secretary of OppenheimerFunds plc;
                               Secretary and General Counsel of Oppenheimer
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc. and OppenheimerFunds (Asia)
                               Limited); Vice President of OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Drier(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Healy(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja(2)                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to the  requirements  of (the  Securities  Act and)  the  Investment
Company  Act,  the Fund has duly  caused  this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized,  in the City of New
York and State of New York on the 25th day of February, 2005.

                              Oppenheimer Equity Fund, Inc.

                              By:  /s/ John V. Murphy*
                              -----------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ William L. Armstrong*    Chairman of the             April 25, 2005
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        April 25, 2005
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        April 25, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     April 25, 2005
---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     April 25, 2005
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     April 25, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     April 25, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     April 25, 2005
---------------------
Sam Freedman

/s/ Richard F. Grabish*
-------------------------    Trustee                     April 25, 2005
Richard F. Grabish

/s/ Beverly L. Hamilton*
-------------------------    Trustee                     April 25, 2005
Beverly L. Hamilton

/s/ Robert J. Malone*
-----------------------      Trustee                     April 25, 2005
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  April 25,
2005
----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                        Oppenheimer Equity Fund, Inc.

                       Post-Effective Amendment No. 49

                      Registration Statement No. 2-11052

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23 (d)                  Amended and Restated Investment Advisory Agreement

23 (m)(i)         Amended and Restated  Service Plan and Agreement for Class A
                  shares Rule 12b-1of the Investment Company Act of 1940

23 (m)(iii)       Amended and Restated  Service Plan and Agreement for Class C
                  shares Rule 12b-1 of the Investment Company Act of 1940